UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05634
Morgan Stanley Global Strategist Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: July 31, 2010
Date of reporting period: April 30, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (46.3%)
	Australia (a)(2.1%)
	Air Freight & Logistics
10,824	Toll Holdings Ltd.	$70,736

	Beverages
8,808	Coca-Cola Amatil Ltd.	90,718
42,869	Foster’s Group Ltd.	215,171

		305,889

	Biotechnology
8,567	CSL Ltd.	257,069

	Capital Markets
5,106	Macquarie Group Ltd.	232,939

	Chemicals
25,937	Incitec Pivot Ltd.	76,390
6,321	Orica Ltd.	152,766

		229,156

	Commercial Banks
38,032	Australia & New Zealand Banking Group Ltd.	838,982
21,794	Commonwealth Bank of Australia	1,166,351
31,532	National Australia Bank Ltd.	805,907
42,901	Westpac Banking Corp.	1,066,209

		3,877,449

	Commercial Services & Supplies
21,087	Brambles Ltd.	140,414

	Construction & Engineering
2,526	Leighton Holdings Ltd.	85,433

	Containers & Packaging
19,058	Amcor Ltd.	114,792

	Diversified Financial Services
2,891	ASX Ltd.	87,503

	Diversified Telecommunication Services
74,883	Telstra Corp. Ltd.	219,202

	Energy Equipment & Services
3,060	WorleyParsons Ltd.	74,289

	Food & Staples Retailing
15,794	Wesfarmers Ltd.	422,903
2,975	Wesfarmers Ltd. (PPS)	80,037
19,351	Woolworths Ltd.	482,420

		985,360

	Health Care Equipment & Supplies
963	Cochlear Ltd.	65,620

	Health Care Providers & Services
5,936	Sonic Healthcare Ltd.	75,641

	Hotels, Restaurants & Leisure
11,102	Crown Ltd.	83,962
10,695	TABCORP Holdings Ltd.	67,555

		151,517

	Information Technology Services
8,106	Computershare Ltd.	87,946

	Insurance
35,818	AMP Ltd.	205,945
16,910	AXA Asia Pacific Holdings Ltd.	96,799
38,253	Insurance Australia Group Ltd.	134,486
19,757	QBE Insurance Group Ltd.	384,429
19,706	Suncorp-Metway Ltd.	162,743

		984,402

	Media
48,903	Fairfax Media Ltd.	77,077

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Metals & Mining
55,519	Alumina Ltd.	$78,578
50,465	BHP Billiton Ltd.	1,843,613
32,591	BlueScope Steel Ltd. (b)	78,216
20,937	Fortescue Metals Group Ltd. (b)	88,136
7,192	Newcrest Mining Ltd.	216,218
21,424	OneSteel Ltd.	68,737
6,652	Rio Tinto Ltd.	432,755

		2,806,253

	Multi-Utilities
6,836	AGL Energy Ltd.	94,570

	Oil, Gas & Consumable Fuels
13,584	Origin Energy Ltd.	203,770
13,674	Santos Ltd.	174,394
8,789	Woodside Petroleum Ltd.	364,397

		742,561

	Real Estate Investment Trusts (REITs)
81,393	Dexus Property Group (Stapled Securities) (c)	60,676
100,489	Goodman Group (Stapled Securities) (c)	66,024
167,819	GPT Group (Stapled Securities) (c)	90,436
48,193	Mirvac Group (Stapled Securities) (c)(d)	61,791
35,586	Stockland (Stapled Securities) (c)(d)	129,929
32,351	Westfield Group (Stapled Securities) (c)(d)	382,751

		791,607

	Real Estate Management & Development
11,065	Lend Lease Corp., Ltd. (Stapled Securities) (c)(d)	87,228

	Road & Rail
45,245	Asciano Group (Stapled Securities) (b)(c)(d)	70,108

	Transportation Infrastructure
19,502	Transurban Group (Stapled Securities) (c)(d)	92,100

	Total Australia	12,806,861

	Austria (a)(0.0%)
	Commercial Banks
2,353	Erste Group Bank AG	105,090

	Belgium (a)(0.2%)
	Beverages
9,020	Anheuser-Busch InBev N.V.	438,889

	Commercial Banks
2,017	KBC Groep (b)	91,322

	Diversified Financial Services
2,939	Groupe Bruxelles Lambert SA	249,095

	Food & Staples Retailing
1,333	Delhaize Group SA	110,503

	Insurance
26,297	Ageas (b)	80,872

	Total Belgium	970,681

	Bermuda (0.1%)
	Capital Markets
5,799	Invesco Ltd.	133,319

	Energy Equipment & Services
4,700	Seadrill Ltd. (a)	118,823

	Food Products
1,000	Bunge Ltd.	52,950

	Semiconductors & Semiconductor Equipment
7,200	Marvell Technology Group Ltd. (b)	148,680

	Total Bermuda	453,772

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Brazil (0.7%)
	Commercial Banks
12,600	Banco do Brasil SA	$217,315
12,400	Banco Santander Brasil SA (Units) (d)	143,314

		360,629

	Diversified Financial Services
29,500	BM&F Bovespa SA	193,301

	Food Products
15,100	BRF — Brasil Foods SA	197,366

	Household Durables
5,700	Cyrela Brazil Realty SA	66,764
8,700	PDG Realty SA Empreendimentos e Participacoes	78,579

		145,343

	Information Technology Services
13,800	Companhia Brasileira de Meios de Pagamento	134,011
8,300	Redecard SA	137,708

		271,719

	Metals & Mining
21,400	Cia Siderurgica Nacional SA	400,115
3,300	Usinas Siderurgicas de Minas Gerais SA	104,814
29,500	Vale SA	897,771

		1,402,700

	Oil, Gas & Consumable Fuels
27,700	OGX Petroleo e Gas Participacoes SA (b)	268,355
50,700	Petroleo Brasileiro SA	1,063,438

		1,331,793

	Personal Products
6,300	Natura Cosmeticos SA	133,738

	Road & Rail
9,000	All America Latina Logistica SA (Units) (b)(d)	80,771

	Transportation Infrastructure
6,100	Cia de Concessoes Rodoviarias	139,845

	Total Brazil	4,257,205

	Canada (2.2%)
	Aerospace & Defense
19,400	Bombardier, Inc.	101,221

	Auto Components
1,700	Magna International, Inc. (Class A) (b)	111,794

	Capital Markets
2,800	IGM Financial, Inc.	116,239

	Chemicals
2,200	Agrium, Inc.	137,354
3,800	Potash Corp. of Saskatchewan, Inc.	419,840

		557,194

	Commercial Banks
7,100	Bank of Montreal	440,972
12,400	Bank of Nova Scotia	632,085
5,200	Canadian Imperial Bank of Commerce	381,681
2,100	National Bank of Canada	128,382
17,100	Royal Bank of Canada	1,036,807
11,300	Toronto-Dominion Bank (The)	839,880

		3,459,807

	Communications Equipment
6,300	Research In Motion Ltd. (b)	449,025

	Diversified Telecommunication Services
7,200	BCE, Inc.	216,326

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Electric Utilities
2,000	Fortis, Inc.	$55,227

	Food & Staples Retailing
1,750	Shoppers Drug Mart Corp	60,487
1,750	Shoppers Drug Mart Corp.	60,487

		120,974

	Hotels, Restaurants & Leisure
4,300	Tim Hortons, Inc.	142,148

	Hotels/Resorts/Cruiselines
2,800	SNC-Lavalin Group, Inc.	139,035

	Independent Power Producers & Energy Traders
3,400	TransAlta Corp.	69,955

	Insurance
300	Fairfax Financial Holdings Ltd.	113,703
6,200	Great-West Lifeco, Inc.	168,275
1,900	Intact Financial Corp.	82,300
24,700	Manulife Financial Corp.	445,466
5,500	Power Corp. of Canada	152,579
5,200	Power Financial Corp.	157,669
8,000	Sun Life Financial, Inc.	235,243

		1,355,235

	Media
5,200	Shaw Communications, Inc.	97,724
5,100	Thomson Reuters Corp.	183,757

		281,481

	Metals & Mining
2,300	Agnico-Eagle Mines Ltd.	145,884
13,100	Barrick Gold Corp.	571,303
7,400	Eldorado Gold Corp. (b)	113,644
1,400	First Quantum Minerals Ltd.	107,419
9,800	Goldcorp, Inc.	423,625
11,900	Kinross Gold Corp.	225,743
4,800	Silver Wheaton Corp. (b)	94,318
6,500	Teck Resources Ltd. (b)	255,444
10,100	Yamana Gold, Inc.	110,267

		2,047,647

	Oil, Gas & Consumable Fuels
5,600	Cameco Corp.	138,043
7,200	Canadian Natural Resources Ltd.	554,495
3,500	Canadian Oil Sands Trust (Units) (d)	105,951
10,000	Cenovus Energy, Inc.	294,054
2,700	Crescent Point Energy Corp.	114,587
5,800	Enbridge, Inc.	281,664
10,500	EnCana Corp.	347,313
3,600	Husky Energy, Inc.	101,748
3,500	Imperial Oil Ltd.	146,953
8,200	Nexen, Inc.	199,390
5,700	Penn West Energy Trust (Units) (d)	114,864
1,400	Petrobank Energy & Resources Ltd. (b)	70,606
19,800	Suncor Energy, Inc.	677,348
14,200	Talisman Energy, Inc.	241,699
8,800	TransCanada Corp.	310,486

		3,699,201

	Real Estate Management & Development
7,500	Brookfield Asset Management, Inc. (Class A)	190,342
5,800	Brookfield Properties Corp.	93,355

		283,697

	Road & Rail
6,100	Canadian National Railway Co.	365,051

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

2,300	Canadian Pacific Railway Ltd.	$135,582

		500,633

	Wireless Telecommunication Services
5,400	Rogers Communications, Inc. (Class B)	192,493

	Total Canada	13,899,332

	Denmark (a)(0.2%)
	Beverages
1,866	Carlsberg A/S (Class B)	151,854

	Commercial Banks
7,305	Danske Bank A/S (b)	189,835

	Electrical Equipment
3,296	Vestas Wind Systems A/S (b)	201,076

	Marine
29	A P Moller — Maersk A/S (Class B)	240,574

	Pharmaceuticals
5,174	Novo Nordisk A/S (Class B)	422,599

	Total Denmark	1,205,938

	Finland (a)(0.2%)
	Communications Equipment
47,229	Nokia Oyj (b)	574,788

	Electric Utilities
7,325	Fortum Oyj	189,784

	Insurance
4,615	Sampo Oyj (Class A)	113,873

	Machinery
2,684	Kone Oyj (Class B)	118,573

	Paper & Forest Products
7,168	UPM-Kymmene Oyj	103,490

	Total Finland	1,100,508

	France (a)(1.9%)
	Auto Components
2,126	Compagnie Generale des Etablissements Michelin (Class B)	153,825

	Automobiles
4,524	Renault SA (b)	212,693

	Beverages
2,388	Pernod-Ricard SA	203,155

	Building Products
4,960	Compagnie de Saint-Gobain	242,254

	Chemicals
3,696	Air Liquide SA	427,699

	Commercial Banks
12,116	BNP Paribas	832,747
14,375	Credit Agricole SA	205,066
8,642	Societe Generale	459,810

		1,497,623

	Construction & Engineering
2,682	Bouygues SA (b)	133,608
6,309	Vinci SA	353,338

		486,946

	Construction Materials
3,961	Lafarge SA	288,116

	Diversified Telecommunication Services
21,213	France Telecom SA	464,996

	Electric Utilities
4,207	EDF SA	226,334

	Electrical Equipment
4,100	Alstom SA	242,342

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

3,213	Schneider Electric SA	$367,028

		609,370

	Energy Equipment & Services
1,844	Technip SA	147,362

	Food & Staples Retailing
8,678	Carrefour SA	425,193

	Food Products
6,402	Danone SA (b)	377,871

	Health Care Equipment & Supplies
2,087	Cie Generale d’Optique Essilor International SA	127,534

	Hotels, Restaurants & Leisure
1,670	Sodexo	102,587

	Information Technology Services
2,410	Cap Gemini SA	122,273

	Insurance
17,505	AXA SA	347,946

	Machinery
1,110	Vallourec SA	221,899

	Media
14,367	Vivendi	378,135

	Multi-Utilities
15,261	GDF Suez	543,774
5,269	Suez Environnement Co.	114,289
6,384	Veolia Environnement	200,602

		858,665

	Multiline Retail
1,334	PPR	178,517

	Oil, Gas & Consumable Fuels
22,663	Total SA	1,228,041

	Personal Products
3,359	L’Oreal SA	347,566

	Pharmaceuticals
14,191	Sanofi-Aventis SA (b)	971,707

	Real Estate Investment Trusts (REITs)
2,003	Unibail-Rodamco SE	377,479

	Textiles, Apparel & Luxury Goods
1,194	Christian Dior SA	126,311
583	Hermes International	77,268
3,495	LVMH Moet Hennessy Louis Vuitton SA	399,547

		603,126

	Total France	11,628,912

	Germany (a)(1.5%)
	Air Freight & Logistics
13,041	Deutsche Post AG (Registered Shares)	211,176

	Automobiles
4,201	Bayerische Motoren Werke AG	205,845
11,053	Daimler AG (b)	570,354

		776,199

	Capital Markets
6,935	Deutsche Bank AG (Registered Shares)	479,266

	Chemicals
11,554	BASF SE	675,568
2,825	K+S AG	162,155
2,795	Linde AG	334,219

		1,171,942

	Commercial Banks
13,334	Commerzbank AG (b)	104,627

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Construction Materials
2,038	HeidelbergCement AG	$126,681

	Diversified Financial Services
2,569	Deutsche Boerse AG	200,135

	Diversified Telecommunication Services
34,586	Deutsche Telecom AG (Registered Shares)	449,727

	Electric Utilities
24,219	E.ON AG	894,343

	Health Care Providers & Services
2,506	Fresenius Medical Care AG & Co. KGaA	135,815

	Household Products
2,337	Henkel AG & Co. KGaA	105,457

	Industrial Conglomerates
9,621	Siemens AG (Registered Shares)	951,159

	Insurance
5,280	Allianz SE (Registered Shares) (b)	606,154
2,209	Muenchener Rueckversicherungs AG (Registered Shares)	312,184

		918,338

	Machinery
1,873	MAN SE	177,350

	Metals & Mining
5,561	ThyssenKrupp AG	182,145

	Multi-Utilities
4,887	RWE AG	399,892

	Personal Products
1,257	Beiersdorf AG	70,787

	Pharmaceuticals
9,529	Bayer AG (b)	609,668

	Semiconductors & Semiconductor Equipment
16,493	Infineon Technologies AG (b)	116,976

	Software
15,855	SAP AG	763,826

	Textiles, Apparel & Luxury Goods
3,334	Adidas AG	195,775

	Total Germany	9,041,284

	Greece (a)(0.0%)
	Commercial Banks
9,181	National Bank of Greece SA (b)	150,364

	Ireland (0.1%)
	Construction Materials
8,442	CRH PLC (a)	240,405

	Health Care Equipment & Supplies
3,230	Covidien PLC	155,008

	Information Technology Services
8,200	Accenture Ltd. (Class A)	357,848

	Machinery
4,200	Ingersoll-Rand PLC	155,316

	Total Ireland	908,577

	Italy (a)(0.6%)
	Automobiles
9,762	Fiat SpA	129,022

	Commercial Banks
102,164	Intesa Sanpaolo SpA (b)	336,224
227,135	UniCredit SpA (b)	595,740
12,295	Unione di Banche Italiane ScpA	152,071

		1,084,035

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Diversified Telecommunication Services
141,844	Telecom Italia SpA (b)	$198,533
126,641	Telecom Italia SpA (b)	143,044

		341,577

	Electric Utilities
97,870	Enel SpA	510,425

	Energy Equipment & Services
3,994	Saipem SpA	149,824

	Gas Utilities
52,961	Snam Rete Gas SpA	250,947

	Insurance
17,077	Assicurazioni Generali SpA	359,981

	Oil, Gas & Consumable Fuels
34,863	Eni SpA	781,540

	Total Italy	3,607,351

	Japan (a)(5.3%)
	Air Freight & Logistics
500	Kintetsu World Express, Inc.	11,925
9,000	Yamato Holdings Co., Ltd.	129,416

		141,341

	Auto Components
3,700	Aisin Seiki Co., Ltd.	111,432
2,000	Akebono Brake Industry Co., Ltd.	10,601
9,000	Bridgestone Corp.	150,185
8,500	Denso Corp.	246,278
700	Exedy Corp.	18,448
700	FCC Co., Ltd.	14,493
4,000	Kayaba Industry Co., Ltd. (b)	15,181
1,000	Keihin Corp.	18,778
600	Musashi Seimitsu Industry Co., Ltd.	14,901
900	Nifco, Inc.	20,104
1,000	Nippon Seiki Co., Ltd.	11,005
3,000	Nissan Shatai Co., Ltd.	22,548
1,000	Nissin Kogyo Co., Ltd.	16,168
900	Takata Corp.	22,534
1,100	Tokai Rika Co., Ltd.	23,570
1,100	Tokai Rubber Industries, Inc.	13,519
4,000	Toyo Tire & Rubber Co., Ltd.	9,029
3,600	Toyota Industries Corp.	104,981
1,300	TS Tech Co., Ltd.	27,352
5,000	Yokohama Rubber Co., Ltd. (The)	23,470

		894,577

	Automobiles
20,695	Honda Motor Co., Ltd. (ADR) (e)	699,284
24,000	Mazda Motor Corp.	71,519
97,000	Mitsubishi Motors Corp. (b)	132,799
33,300	Nissan Motor Co., Ltd. (b)	291,668
5,600	Suzuki Motor Corp.	118,219
38,200	Toyota Motor Corp.	1,475,288

		2,788,777

	Beverages
4,800	Asahi Breweries Ltd.	86,405
13,000	Kirin Holdings Co., Ltd.	186,662
2,000	Takara Holdings, Inc.	10,533

		283,600

	Building Products
1,300	Aica Kogyo Co., Ltd.	13,576
15,000	Asahi Glass Co., Ltd.	177,391
4,000	Central Glass Co., Ltd.	19,271
3,500	Daikin Industries Ltd.	132,611

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

5,300	JS Group Corp.	$104,368
6,000	Nitto Boseki Co., Ltd. (b)	13,430
6,000	Sanwa Holdings Corp.	22,353
2,000	Takara Standard Co., Ltd.	13,133
1,100	Takasago Thermal Engineering Co., Ltd.	9,765

		505,898

	Capital Markets
31,000	Daiwa Securities Group, Inc.	160,538
2,200	kabu.com Securities Co., Ltd.	11,383
1,600	Marusan Securities Co., Ltd.	9,725
16,000	Mizuho Investors Securities Co., Ltd. (b)	16,611
30	Monex Group, Inc.	14,417
49,000	Nomura Holdings, Inc.	338,011
4,000	Okasan Securities Group, Inc.	18,152
5,000	Tokai Tokyo Financial Holdings	19,393

		588,230

	Chemicals
2,000	ADEKA Corp.	18,936
26,000	Asahi Kasei Corp.	145,248
11,000	DIC Corp.	23,546
800	Earth Chemical Co., Ltd.	23,572
3,000	JSR Corp.	60,996
5,000	Kuraray Co., Ltd.	65,573
4,000	KUREHA Corp.	19,754
1,100	Lintec Corp.	21,013
20,000	Mitsubishi Chemical Holdings Corp.	106,700
1,000	Nihon Parkerizing Co., Ltd.	14,270
3,000	Nippon Kayaku Co., Ltd.	26,425
5,000	Nippon Paint Co., Ltd.	31,874
2,000	Nippon Shokubai Co., Ltd.	18,120
3,000	Nippon Soda Co., Ltd.	13,457
2,000	Nippon Synthetic Chemical Industry Co., Ltd. (The)	14,085
2,200	Nitto Denko Corp.	86,130
3,000	NOF Corp.	11,701
3,000	Sakai Chemical Industry Co., Ltd.	13,577
4,300	Shin-Etsu Chemical Co., Ltd.	248,300
200	Stella Chemifa Corp.	7,671
4,000	Sumitomo Bakelite Co., Ltd.	22,062
22,000	Sumitomo Chemical Co., Ltd.	103,981
300	Taiyo Ink Manufacturing Co., Ltd.	8,736
2,000	Takasago International Corp.	10,115
5,000	Toagosei Co., Ltd.	22,949
4,000	Tokai Carbon Co., Ltd.	23,550
900	Tokyo Ohka Kogyo Co., Ltd.	18,879
26,000	Toray Industries, Inc.	148,344
3,000	Toyo Ink Manufacturing Co., Ltd.	12,680
4,000	Zeon Corp.	24,230

		1,366,474

	Commercial Banks
200	Aichi Bank Ltd. (The)	13,916
5,000	Akita Bank Ltd. (The)	19,111
3,000	Aomori Bank Ltd. (The)	7,052
3,000	Awa Bank Ltd. (The)	16,635
400	Bank of Iwate Ltd. (The)	22,011
2,000	Bank of Nagoya Ltd. (The)	7,529
400	Bank of Okinawa Ltd. (The)	16,456
6,000	Bank of Saga Ltd. (The)	17,016
900	Bank of the Ryukyus Ltd.	9,775
22,000	Bank of Yokohama Ltd. (The)	114,970
14,000	Chiba Bank Ltd. (The)	89,109
7,000	Daishi Bank Ltd. (The)	23,694
6,000	Ehime Bank Ltd. (The)	17,029

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

3,000	Eighteenth Bank Ltd. (The)	$8,430
5,000	Fukui Bank Ltd. (The)	15,543
5,000	Higo Bank Ltd. (The)	27,147
5,000	Hokkoku Bank Ltd. (The)	17,730
8,000	Hokuetsu Bank Ltd. (The)	12,981
5,000	Hyakugo Bank Ltd. (The)	22,464
5,000	Hyakujushi Bank Ltd. (The)	20,384
6,000	Juroku Bank Ltd. (The)	22,590
4,000	Kagoshima Bank Ltd. (The)	26,344
6,000	Kansai Urban Banking Corp.	9,551
5,000	Keiyo Bank Ltd. (The)	23,203
10,000	Kiyo Holdings, Inc.	13,004
4,000	Miyazaki Bank Ltd. (The)	11,807
193,500	Mizuho Financial Group, Inc.	372,620
600	Musashino Bank Ltd. (The)	17,819
4,000	Nanto Bank Ltd. (The)	21,460
7,000	Ogaki Kyoritsu Bank Ltd. (The)	22,901
3,000	Oita Bank Ltd. (The)	10,515
7,600	Resona Holdings, Inc.	92,944
3,000	San-In Godo Bank Ltd. (The)	23,040
6,000	Shiga Bank Ltd. (The)	35,872
4,000	Shikoku Bank Ltd. (The)	12,357
12,000	Shizuoka Bank Ltd. (The)	100,737
18,100	Sumitomo Mitsui Financial Group, Inc.	597,145
25,000	Sumitomo Trust & Banking Co., Ltd (The)	151,670
4,000	Tochigi Bank Ltd. (The)	16,817
3,000	Toho Bank Ltd. (The)	9,434
800	Tokyo Tomin Bank Ltd. (The)	9,741
4,000	Yamagata Bank Ltd. (The)	17,355
2,000	Yamanashi Chuo Bank Ltd. (The)	8,788

		2,126,696

	Commercial Services & Supplies
500	Asahi Holdings, Inc.	8,496
11,000	Dai Nippon Printing Co., Ltd.	151,748
700	Daiseki Co., Ltd.	15,372
1,800	Duskin Co., Ltd.	31,367
2,500	Kokuyo Co., Ltd.	23,240
650	Moshi Moshi Hotline, Inc.	13,380
1,800	Park24 Co., Ltd.	20,234
2,800	Secom Co., Ltd.	121,122
2,000	Sohgo Security Services Co., Ltd.	22,256
1,000	Toppan Forms Co., Ltd.	11,010
11,000	Toppan Printing Co., Ltd.	100,468

		518,693

	Communications Equipment
1,000	Hitachi Kokusai Electric, Inc.	10,471

	Computers & Peripherals
25,000	Fujitsu Ltd.	176,951
58,000	Toshiba Corp. (b)	332,571
8	Wacom Co., Ltd.	12,510

		522,032

	Construction & Engineering
3,000	JGC Corp.	51,402
2,000	Maeda Road Construction Co., Ltd.	17,108

		68,510

	Construction Materials
10,000	Sumitomo Osaka Cement Co., Ltd.	19,211

	Consumer Finance
1,300	Hitachi Capital Corp.	19,644
1,380	ORIX Corp.	126,388
1,550	Promise Co., Ltd.	14,747

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

2,140	Takefuji Corp.	$8,581

		169,360

	Containers & Packaging
300	FP Corp.	13,799
500	Fuji Seal International, Inc.	10,329
3,000	Rengo Co., Ltd.	17,208

		41,336

	Diversified Financial Services
1,200	Century Tokyo Leasing Corp.	15,794
500	Fuyo General Lease Co., Ltd.	14,400
2,100	Japan Securities Finance Co., Ltd.	15,087
4	Osaka Securities Exchange Co., Ltd.	20,705

		65,986

	Diversified Telecommunication Services
8,000	Nippon Telegraph & Telephone Corp.	324,728

	Electric Utilities
7,800	Chubu Electric Power Co., Inc.	181,066
3,700	Chugoku Electric Power Co., Inc. (The)	70,654
4,200	Hokkaido Electric Power Co., Inc	81,535
3,900	Hokuriku Electric Power Co.	80,505
4	Japan Wind Development Co., Ltd.	10,201
6,200	Kansai Electric Power Co., Inc. (The)	137,926
3,900	Kyushu Electric Power Co., Inc.	78,906
200	Okinawa Electric Power Co., Inc. (The)	11,295
5,800	Shikoku Electric Power Co.	155,252
6,600	Tohoku Electric Power Co., Inc.	134,538
13,700	Tokyo Electric Power Co., Inc. (The)	343,724

		1,285,602

	Electrical Equipment
2,000	Daihen Corp.	8,897
8,000	Fujikura Ltd.	42,743
900	Futaba Corp.	18,292
6,000	Hitachi Cable Ltd.	17,106
27,000	Mitsubishi Electric Corp.	241,042
1,400	Nippon Signal Co., Ltd.	12,052
8,000	Panasonic Electric Works Co., Ltd.	98,737
23,800	Sumitomo Electric Industries Ltd.	293,860
200	Toyo Tanso Co., Ltd.	10,591

		743,320

	Electronic Equipment, Instruments & Components
3,500	Alps Electric Co., Ltd. (b)	25,585
7,800	FUJIFILM Holdings Corp.	267,768
1,300	Hamamatsu Photonics KK	36,810
66,000	Hitachi Ltd. (b)	289,637
600	Horiba Ltd.	17,843
1,300	Hosiden Corp.	16,575
5,000	Hoya Corp.	137,531
2,000	Ibiden Co., Ltd.	71,430
600	Keyence Corp.	143,096
2,100	Kyocera Corp.	206,550
2,900	Murata Manufacturing Co., Ltd.	170,701
1,300	Nichicon Corp.	17,445
1,400	Nidec Corp.	145,074
3,000	Nippon Chemi-Con Corp. (b)	12,353
6,000	Nippon Electric Glass Co., Ltd.	91,547
15,000	Oki Electric Industry Co., Ltd. (b)	15,589
2,800	Omron Corp.	65,194
700	Ryosan Co., Ltd.	18,670
3,000	SMK Corp.	15,186
1,200	Star Micronics Co., Ltd.	14,880
2,000	Taiyo Yuden Co., Ltd.	30,588

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

1,400	TDK Corp.	$88,635
1,300	Yamatake Corp.	32,302

		1,930,989

	Food & Staples Retailing
11,600	Aeon Co., Ltd.	133,461
800	Arcs Co., Ltd.	10,730
1,200	Circle K Sunkus Co., Ltd.	16,962
1,300	Heiwado Co., Ltd.	16,561
3,000	Izumiya Co., Ltd.	15,870
1,000	Matsumotokiyoshi Holdings Co., Ltd.	22,428
11,300	Seven & I Holdings Co., Ltd.	288,529
800	Sugi Holdings Co., Ltd.	18,029
700	Sundrug Co., Ltd.	16,249
600	Tsuruha Holdings, Inc.	21,620

		560,439

	Food Products
15,000	Ajinomoto Co., Inc.	140,850
2,000	Ezaki Glico Co., Ltd.	23,146
1,200	Fuji Oil Co., Ltd.	16,673
600	Hokuto Corp.	12,813
1,700	House Foods Corp.	24,497
3,000	Itoham Foods, Inc.	10,937
1,600	Kagome Co., Ltd.	27,128
2,200	Kewpie Corp.	24,221
8,000	Maruha Nichiro Holdings, Inc.	11,256
6,000	Morinaga & Co., Ltd.	13,200
3,000	Morinaga Milk Industry Co., Ltd.	12,114
4,000	Nichirei Corp.	15,882
3,000	Nippon Flour Mills Co., Ltd.	14,243
4,600	Nippon Suisan Kaisha Ltd.	13,222
2,000	Nisshin Oillio Group Ltd. (The)	10,526
1,000	Sakata Seed Corp.	13,898
300	Unicharm Petcare Corp.	9,996

		394,602

	Gas Utilities
38,000	Osaka Gas Co., Ltd.	132,141
9,000	Saibu Gas Co., Ltd.	24,180
34,000	Tokyo Gas Co., Ltd.	144,248

		300,569

	Health Care Equipment & Supplies
300	Hogy Medical Co., Ltd.	15,058
700	Nihon Kohden Corp.	13,414
2,000	Nikkiso Co., Ltd.	15,682
1,200	Nipro Corp.	22,750
3,500	Olympus Corp.	105,076
2,900	Terumo Corp.	147,782

		319,762

	Health Care Providers & Services
1,000	Miraca Holdings, Inc.	32,069
1,100	Nichii Gakkan Co.	10,681
1,000	Toho Holdings Co., Ltd.	15,980

		58,730

	Health Care Technology
2	M3, Inc.	7,218

	Hotels, Restaurants & Leisure
900	Doutor Nichires Holdings Co., Ltd.	13,467
400	HIS Co., Ltd.	8,230
900	MOS Food Services, Inc.	14,574
800	Resorttrust, Inc.	11,713
600	Saizeriya Co., Ltd.	11,665
4,000	Tokyo Dome Corp.	11,467

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

600	WATAMI Co., Ltd.	$10,711
14	Yoshinoya Holdings Co., Ltd.	14,638
1,300	Zensho Co., Ltd.	9,844

		106,309

	Hotels/Resorts/Cruiselines
1,500	Chudenko Corp.	18,623
2,100	COMSYS Holdings Corp.	19,682
2,000	Kandenko Co., Ltd.	13,050
1,800	Kyowa Exeo Corp.	14,810
4,000	Maeda Corp.	13,323
2,000	Nippo Corp.	15,417
6,000	Nishimatsu Construction Co., Ltd.	8,518
4,000	Okumura Corp.	13,595
700	Taikisha Ltd.	12,265
5,000	Toda Corp.	18,093
1,000	Toshiba Plant Systems & Services Corp.	12,187
4,000	Toyo Engineering Corp.	14,512

		174,075

	Household Durables
1,200	Alpine Electronics, Inc. (b)	16,913
400	Chofu Seisakusho Co., Ltd. (e)	9,114
500	Foster Electric Co., Ltd.	14,212
400	Funai Electric Co., Ltd.	15,683
21,000	Haseko Corp. (b)	21,915
1,000	Hitachi Koki Co., Ltd.	11,076
1,600	Makita Corp.	49,606
2,000	PanaHome Corp.	13,390
25,300	Panasonic Corp.	369,846
4,400	Pioneer Corp. (b)	16,666
700	Sangetsu Co., Ltd.	15,341
12,000	Sekisui House Ltd.	114,515
15,000	Sharp Corp.	195,727
13,635	Sony Corp. (ADR) (e)	466,590
3,000	Sumitomo Forestry Co., Ltd.	25,309

		1,355,903

	Household Products
8,100	Kao Corp.	196,061
5,000	Lion Corp.	24,898
300	Pigeon Corp.	11,250
800	Unicharm Corp.	77,675

		309,884

	Independent Power Producers & Energy Traders
2,700	Electric Power Development Co., Ltd.	83,205

	Industrial Conglomerates
31,000	Hankyu Hanshin Holdings, Inc.	144,332

	Information Technology Services
1,300	IT Holdings Corp.	18,500
10	NET One Systems Co., Ltd.	14,443
1,700	Nihon Unisys Ltd.	13,603
30	NTT Data Corp.	109,047

		155,593

	Insurance
5,000	Mitsui Sumitomo Insurance Group Holdings, Inc.	143,635
4,200	T&D Holdings, Inc.	109,425
6,500	Tokio Marine Holdings, Inc.	193,587

		446,647

	Internet & Catalog Retail
139	Rakuten, Inc.	107,514

	Internet Software & Services
5	Access Co., Ltd.	8,506

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

25	eAccess Ltd.	$19,958
4	Kakaku.com, Inc.	15,075
2	Mixi, Inc. (b)	12,784
276	Yahoo! Japan Corp.	105,472

		161,795

	Leisure Equipment & Products
1,100	Heiwa Corp.	10,667
3,000	Mizuno Corp.	13,364
4,600	Nikon Corp.	103,383
1,400	Tomy Co., Ltd.	10,831
400	Universal Entertainment Corp.	7,792

		146,037

	Machinery
1,800	Amano Corp.	17,472
1,000	Asahi Diamond Industrial Co., Ltd.	10,330
2,100	CKD Corp.	17,872
2,500	Daifuku Co., Ltd.	18,741
8,000	Ebara Corp. (b)	41,386
2,500	Fanuc Ltd.	295,723
1,000	Fuji Machine Manufacturing Co., Ltd.	16,967
3,000	Fujitec Co., Ltd.	17,341
12,000	Furukawa Co., Ltd. (b)	14,871
1,300	Glory Ltd.	33,318
19,000	Hitachi Zosen Corp.	26,785
4,000	Iseki & Co., Ltd. (b)	12,658
5,000	Japan Steel Works Ltd. (The)	55,238
38,000	Kawasaki Heavy Industries Ltd.	118,072
2,000	Kitz Corp.	11,398
13,600	Komatsu Ltd.	274,471
2,000	Komori Corp.	26,323
18,000	Kubota Corp.	158,303
3,000	Makino Milling Machine Co., Ltd. (b)	20,559
1,000	Max Co., Ltd.	10,867
4,000	Meidensha Corp.	18,298
49,000	Mitsubishi Heavy Industries Ltd.	197,233
700	Miura Co., Ltd.	17,134
2,500	Mori Seiki Co., Ltd.	30,042
2,000	Nabtesco Corp.	24,955
7,000	Nachi-Fujikoshi Corp.	21,147
5,000	NGK Insulators Ltd.	98,424
3,000	Nippon Sharyo Ltd.	16,989
2,000	Nippon Thompson Co., Ltd.	13,652
10,000	NSK Ltd.	76,498
600	Oiles Corp.	9,840
3,000	OKUMA Corp. (b)	21,418
2,100	OSG Corp.	24,880
600	Shima Seiki Manufacturing Ltd.	15,581
800	SMC Corp.	114,819
5,000	Tadano Ltd.	27,021
2,000	Toshiba Machine Co., Ltd.	8,724
4,000	Tsubakimoto Chain Co.	18,358

		1,953,708

	Marine
1,900	Iino Kaiun Kaisha Ltd.	12,253
18,000	Mitsui O.S.K. Lines Ltd.	135,626
34,000	Nippon Yusen KK	139,671

		287,550

	Media
500	Asatsu-DK, Inc.	13,267
9	CyberAgent, Inc.	15,690
1,400	Daiichikosho Co., Ltd.	18,600
3,200	Dentsu, Inc.	86,303

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

400	Kadokawa Group Holdings, Inc.	$9,239
3,000	Shochiku Co., Ltd.	25,704
100	SKY Perfect JSAT Holdings, Inc.	40,081

		208,884

	Metals & Mining
4,000	Aichi Steel Corp.	17,430
5,800	JFE Holdings, Inc.	208,957
73,000	Kobe Steel Ltd.	164,710
2,000	Nippon Denko Co., Ltd.	14,174
14,000	Nippon Light Metal Co., Ltd. (b)	20,415
74,000	Nippon Steel Corp.	264,636
5,000	Nippon Yakin Kogyo Co., Ltd. (b)	18,524
500	OSAKA Titanium Technologies Co.	19,631
3,000	Pacific Metals Co., Ltd.	24,911
3,000	Sanyo Special Steel Co., Ltd. (b)	13,236
49,000	Sumitomo Metal Industries Ltd.	133,372
8,000	Sumitomo Metal Mining Co., Ltd.	118,552
800	Toho Titanium Co., Ltd.	17,986
4,000	Toho Zinc Co., Ltd.	18,700
3,000	Tokyo Rope Manufacturing Co., Ltd.	7,912
4,000	Topy Industries Ltd.	9,411
4,000	Yodogawa Steel Works Ltd.	17,684

		1,090,241

	Multiline Retail
900	Don Quijote Co., Ltd.	24,155
3,000	H2O Retailing Corp.	20,949
5,400	Isetan Mitsukoshi Holdings Ltd.	62,559
1,300	Izumi Co., Ltd.	18,610
2,000	Parco Co., Ltd.	17,819
500	Ryohin Keikaku Co., Ltd.	22,722

		166,814

	Office Electronics
14,400	Canon, Inc.	657,432
5,000	Konica Minolta Holdings, Inc.	62,941
11,000	Ricoh Co., Ltd.	188,021
5,000	Toshiba TEC Corp.	20,765

		929,159

	Oil, Gas & Consumable Fuels
12	INPEX Corp.	84,828
1,900	Itochu Enex Co., Ltd.	9,380
1,000	Nippon Gas Co., Ltd.	13,904

		108,112

	Paper & Forest Products
2,000	Daio Paper Corp.	16,515
2,000	Hokuetsu Kishu Paper Co., Ltd.	10,017
7,000	Mitsubishi Paper Mills Ltd. (b)	8,846
13,000	OJI Paper Co., Ltd.	61,314

		96,692

	Personal Products
800	Aderans Holdings Co., Ltd. (b)	9,852
1,000	Fancl Corp.	17,789
600	Kobayashi Pharmaceutical Co., Ltd.	24,187
800	Kose Corp.	18,624
500	Mandom Corp.	13,222
6,500	Shiseido Co., Ltd.	135,917

		219,591

	Pharmaceuticals
5,100	Astellas Pharma, Inc.	178,983
4,900	Chugai Pharmaceutical Co., Ltd.	88,880
9,700	Daiichi Sankyo Co., Ltd.	168,757

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

3,800	Eisai Co., Ltd.	$130,179
2,000	Kaken Pharmaceutical Co., Ltd.	16,213
600	Kissei Pharmaceutical Co., Ltd.	13,050
1,000	Kyorin Co., Ltd.	14,381
2,000	Mochida Pharmaceutical Co., Ltd.	19,057
500	Nichi-iko Pharmaceutical Co., Ltd	15,745
1,000	Nippon Shinyaku Co., Ltd.	11,517
1,500	Ono Pharmaceutical Co., Ltd.	61,981
2,000	Rohto Pharmaceutical Co., Ltd.	21,876
300	Sawai Pharmaceutical Co., Ltd.	22,830
800	Seikagaku Corp.	8,056
6,400	Shionogi & Co., Ltd.	115,119
10,200	Takeda Pharmaceutical Co., Ltd.	438,966
200	Towa Pharmaceutical Co., Ltd.	11,573

		1,337,163

	Professional Services
800	Meitec Corp.	16,760

	Real Estate Investment Trusts (REITs)
5	DA Office Investment Corp.	12,653
3	Frontier Real Estate Investment Corp.	23,122
2	Fukuoka REIT Co.	12,786
3	Global One Real Estate Investment Corp.	19,196
3	Japan Excellent, Inc.	15,635
3	Japan Logistics Fund, Inc.	23,957
8	Japan Real Estate Investment Corp.	66,794
5	Kenedix Realty Investment Corp.	16,452
2	Mori Trust Sogo Reit, Inc.	15,704
4	Nippon Accommodations Fund, Inc.	20,876
8	Nippon Building Fund, Inc.	67,154
4	Nippon Commercial Investment Corp.	4,656
3	Nomura Real Estate Residential Fund, Inc.	12,805
5	Orix JREIT, Inc.	24,429
3	Premier Investment Corp.	12,395
4	Tokyu REIT, Inc.	21,056
2	Top REIT, Inc.	9,424
4	United Urban Investment Corp.	26,134

		405,228

	Real Estate Management & Development
1,300	Daibiru Corp.	12,453
6,000	Daikyo, Inc. (b)	13,986
1,400	Daito Trust Construction Co., Ltd.	74,953
11,000	Daiwa House Industry Co., Ltd.	118,164
310	Goldcrest Co., Ltd.	8,456
5,500	Heiwa Real Estate Co., Ltd.	17,312
29	Kenedix, Inc. (b)	10,121
2,400	Leopalace21 Corp. (b)	15,045
16,000	Mitsubishi Estate Co., Ltd.	289,218
12,000	Mitsui Fudosan Co., Ltd.	223,375
7,000	Sumitomo Realty & Development Co., Ltd.	144,118

		927,201

	Road & Rail
23	Central Japan Railway Co.	187,384
4,800	East Japan Railway Co.	320,602
6,000	Fukuyama Transporting Co., Ltd.	31,298
1,200	Hitachi Transport System Ltd.	17,308
10,000	Keihin Electric Express Railway Co., Ltd.	83,852
10,000	Keio Corp.	64,666
41,000	Kintetsu Corp.	129,426
22,000	Nippon Express Co., Ltd.	103,440
2,000	Nippon Konpo Unyu Soko Co., Ltd.	23,799
7,000	Nishi-Nippon Railroad Co., Ltd.	26,499
16,000	Odakyu Electric Railway Co., Ltd.	133,489

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

5,000	Sankyu, Inc.	$22,741
3,000	Seino Holdings Corp.	21,629
18,000	Sotetsu Holdings, Inc.	74,895
33,000	Tobu Railway Co., Ltd.	173,922
18,000	Tokyu Corp.	75,341
28	West Japan Railway Co.	101,933

		1,592,224

	Semiconductors & Semiconductor Equipment
2,300	Advantest Corp.	59,559
5,000	Dainippon Screen Manufacturing Co., Ltd. (b)	27,925
400	Disco Corp.	28,017
1,200	Rohm Co., Ltd.	89,245
3,000	Sanken Electric Co., Ltd. (b)	11,912
2,000	Tokyo Electron Ltd.	132,181
1,000	Tokyo Seimitsu Co., Ltd. (b)	17,105
800	Ulvac, Inc.	18,896

		384,840

	Software
1,100	Capcom Co., Ltd.	22,142
1,300	Nintendo Co., Ltd.	436,917
900	NSD Co., Ltd.	11,008
1,800	Trend Micro, Inc.	60,547

		530,614

	Specialty Retail
1,200	Aoyama Trading Co., Ltd.	20,926
600	Autobacs Seven Co., Ltd.	21,172
1,900	Culture Convenience Club Co., Ltd.	9,899
1,700	DCM Japan Holdings Co., Ltd.	11,447
1,300	EDION Corp.	13,265
600	Fast Retailing Co., Ltd.	90,817
500	Hikari Tsushin, Inc.	10,044
800	K’s Holdings Corp.	21,218
500	Komeri Co., Ltd.	12,676
1,200	Nishimatsuya Chain Co., Ltd.	13,515
240	Point, Inc.	15,536
1,000	Sanrio Co., Ltd.	10,348
800	Shimachu Co., Ltd.	16,610
700	Xebio Co., Ltd.	14,895
1,370	Yamada Denki Co., Ltd.	106,557

		388,925

	Textiles, Apparel & Luxury Goods
5,000	Daiwabo Holdings Co., Ltd.	13,435
4,000	Gunze Ltd.	14,648
1,000	Japan Wool Textile Co., Ltd. (The)	7,851
7,000	Kurabo Industries Ltd.	12,564
2,000	Onward Holdings Co., Ltd.	16,602
2,000	Tokyo Style Co., Ltd.	16,567
20,000	Toyobo Co., Ltd.	33,171
16,000	Unitika Ltd. (b)	13,479
2,000	Wacoal Holdings Corp.	25,433

		153,750

	Tobacco
82	Japan Tobacco, Inc.	283,517

	Trading Companies & Distributors
5,000	Hanwa Co., Ltd.	21,413
22,000	ITOCHU Corp.	191,344
5,000	Iwatani Corp.	14,550
4,000	JFE Shoji Holdings, Inc.	20,742
30,000	Marubeni Corp.	177,739
1,200	MISUMI Group, Inc.	23,863
17,700	Mitsubishi Corp.	420,017

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

27,100	Mitsui & Co., Ltd.	$408,917
3,000	Nagase & Co., Ltd.	35,731
16,000	Sumitomo Corp.	193,629

		1,507,945

	Transportation Infrastructure
1,100	Japan Airport Terminal Co., Ltd.	17,530
3,000	Mitsui-Soko Co., Ltd.	12,203
4,000	Sumitomo Warehouse Co., Ltd (The)	18,977

		48,710

	Wireless Telecommunication Services
53	KDDI Corp.	256,958
202	NTT DoCoMo, Inc.	314,208
10,200	Softbank Corp.	228,290

		799,456

	Total Japan	32,665,529

	Luxembourg (a)(0.1%)
	Energy Equipment & Services
10,384	Tenaris SA	210,632

	Media
4,073	SES SA (FDR)	93,573

	Metals & Mining
11,024	ArcelorMittal	434,281

	Wireless Telecommunication Services
1,300	Millicom International Cellular SA (Class B) (SDR)	113,864

	Total Luxembourg	852,350

	Netherlands (a)(1.1%)
	Aerospace & Defense
7,240	European Aeronautic Defence and Space Co., N.V.	134,174

	Air Freight & Logistics
6,488	TNT N.V.	199,165

	Beverages
4,529	Heineken N.V.	210,229

	Chemicals
3,661	Akzo Nobel N.V.	215,194
3,400	Koninklijke DSM N.V.	151,571

		366,765

	Diversified Financial Services
48,198	ING Groep N.V. (Share Certificates) (b)	431,439

	Diversified Telecommunication Services
15,754	Koninklijke KPN N.V.	235,544

	Food & Staples Retailing
12,081	Koninklijke Ahold N.V.	165,871

	Food Products
19,226	Unilever N.V. (Share Certificates)	587,563

	Hotels/Resorts/Cruiselines
151,320	Chicago Bridge & Iron Co. N.V. (NY Registered Shares) (b)(e)	3,546,941

	Industrial Conglomerates
13,898	Koninklijke Philips Electronics N.V.	469,638

	Insurance
20,931	Aegon N.V. (b)	146,525

	Life Sciences Tools & Services
4,779	QIAGEN N.V. (b)	109,924

	Semiconductors & Semiconductor Equipment
5,752	ASML Holding N.V.	187,498
11,052	STMicroelectronics N.V.	103,382

		290,880

	Total Netherlands	6,894,658

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Netherlands Antilles (0.2%)
	Energy Equipment & Services
15,300	Schlumberger Ltd.	$1,092,726

	Norway (a)(0.2%)
	Chemicals
2,600	Yara International ASA	90,892

	Commercial Banks
13,039	DnB NOR ASA	153,434

	Diversified Telecommunication Services
13,021	Telenor ASA (b)	186,031

	Industrial Conglomerates
20,200	Orkla ASA	171,055

	Oil, Gas & Consumable Fuels
17,026	Statoil ASA	411,010

	Total Norway	1,012,422

	Panama (0.0%)
	Hotels, Restaurants & Leisure
4,200	Carnival Corp. (Units) (d)	175,140

	Portugal (a)(0.0%)
	Diversified Telecommunication Services
9,087	Portugal Telecom SGPS SA (b)	92,138

	Spain (a)(0.7%)
	Commercial Banks
43,849	Banco Bilbao Vizcaya Argentaria SA	574,161
14,255	Banco Popular Espanol SA	100,724
101,009	Banco Santander SA	1,269,029

		1,943,914

	Construction & Engineering
2,599	ACS Actividades de Construccion y Servicios SA	116,913

	Diversified Telecommunication Services
51,487	Telefonica SA	1,156,235

	Electric Utilities
47,531	Iberdrola SA	378,628
1,668	Red Electrica Corp. SA	78,918

		457,546

	Oil, Gas & Consumable Fuels
12,832	Repsol YPF SA	301,187

	Specialty Retail
2,668	Inditex SA	164,005

	Transportation Infrastructure
5,780	Abertis Infraestructuras SA	99,724

	Total Spain	4,239,524

	Sweden (a)(0.5%)
	Commercial Banks
43,858	Nordea Bank AB	430,448
6,203	Svenska Handelsbanken AB (Class A)	174,876

		605,324

	Communications Equipment
37,980	Telefonaktiebolaget LM Ericsson (Class B)	441,642

	Construction & Engineering
6,462	Skanska AB (Class B)	107,656

	Diversified Financial Services
10,259	Investor AB (Class B)	194,950

	Diversified Telecommunication Services
33,834	TeliaSonera AB	232,396

	Household Durables
3,400	Electrolux AB (Series B)	87,893

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Machinery
12,040	Alfa Laval AB	$180,838
8,800	Atlas Copco AB (Class A)	142,925
6,000	Atlas Copco AB (Class B)	87,850
16,200	Sandvik AB (b)	234,501
7,356	SKF AB (Class B)	148,042
18,217	Volvo AB (Class B) (b)	225,476

		1,019,632

	Paper & Forest Products
7,600	Svenska Cellulosa AB (Class B)	99,553

	Specialty Retail
6,773	Hennes & Mauritz AB (Class B)	431,754

	Tobacco
5,413	Swedish Match AB	123,568

	Total Sweden	3,344,368

	Switzerland (a)(2.4%)
	Biotechnology
796	Actelion Ltd. (Registered Shares) (b)	32,032

	Building Products
299	Geberit AG (Registered Shares)	53,182

	Capital Markets
21,075	Credit Suisse Group AG (Registered Shares) (b)	964,112
5,443	Julius Baer Group Ltd.	187,980
66,886	UBS AG (Registered Shares) (b)	1,033,356

		2,185,448

	Chemicals
191	Givaudan SA	166,263
1,900	Syngenta AG (Registered Shares)	482,461

		648,724

	Commercial Banks
90,000	Credit Suisse (e)	96,345
110,000	Credit Suisse AG (e)	112,198

		208,543

	Construction Materials
4,731	Holcim Ltd. (b)	354,764

	Diversified Telecommunication Services
916	Swisscom AG (Registered Shares)	310,521

	Electrical Equipment
45,685	ABB Ltd. (Registered Shares) (b)	879,201

	Electronic Equipment, Instruments & Components
10,000	Tyco Electronics Ltd. (e)	321,200

	Energy Equipment & Services
1,800	Transocean Ltd. (b)(e)	130,410
13,710	Weatherford International Ltd. (b)(e)	248,288

		378,698

	Food Products
61,629	Nestle SA (Registered Shares)	3,007,772

	Health Care Equipment & Supplies
1,402	Sonova Holding AG	174,869
1,141	Synthes, Inc.	129,970

		304,839

	Industrial Conglomerates
4,700	Tyco International Ltd. (e)	182,313

	Insurance
2,500	ACE Ltd. (e)	132,975
5,003	Swiss Reinsurance Co., Ltd. (Registered Shares)	218,096

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

3,027	Zurich Financial Services AG	$674,885

		1,025,956

	Marine
1,402	Kuehne + Nagel International AG (Registered Shares)	145,851

	Pharmaceuticals
37,367	Novartis AG (Registered Shares)	1,906,510
12,636	Roche Holding AG	1,995,642

		3,902,152

	Professional Services
3,009	Adecco SA (Registered Shares)	177,339
148	SGS SA (Registered Shares)	192,005

		369,344

	Textiles, Apparel & Luxury Goods
15,207	Compagnie Financiere Richemont SA	562,165
850	Swatch Group AG (The)	250,557

		812,722

	Total Switzerland	15,123,262

	United Kingdom (a)(4.2%)
	Aerospace & Defense
76,338	BAE Systems PLC	401,267
40,472	Rolls-Royce Group PLC (b)	357,421

		758,688

	Beverages
30,486	Diageo PLC	519,904
11,227	SABMiller PLC	352,538

		872,442

	Chemicals
4,440	Johnson Matthey PLC	118,252

	Commercial Banks
440,000	Barclays Bank PLC (e)	494,862
141,487	Barclays PLC	724,419
385,000	HBOS PLC (144A) (e)(f)	369,204
211,692	HSBC Holdings PLC	2,156,601
458,381	Lloyds Banking Group PLC (b)	458,394
84,965	Royal Bank of Scotland Group PLC (b)	69,791
450,000	Royal Bank of Scotland PLC (The) (b)(e)	461,901
25,070	Standard Chartered PLC	668,261

		5,403,433

	Diversified Telecommunication Services
99,132	BT Group PLC	191,976

	Electric Utilities
22,244	Scottish & Southern Energy PLC	366,965

	Food & Staples Retailing
18,231	J Sainsbury PLC	93,656
94,988	Tesco PLC	631,874
24,063	WM Morrison Supermarkets PLC	106,510

		832,040

	Food Products
16,275	Unilever PLC	487,541

	Health Care Equipment & Supplies
13,997	Smith & Nephew PLC	145,302

	Hotels, Restaurants & Leisure
6,154	Carnival PLC	266,787
24,405	Compass Group PLC	199,203

		465,990

	Household Products
8,126	Reckitt Benckiser Group PLC	421,740

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Industrial Conglomerates
7,784	Smiths Group PLC	$134,047

	Insurance
33,354	Aviva PLC	176,508
66,995	Legal & General Group PLC	86,778
91,182	Old Mutual PLC (b)	161,136
30,486	Prudential PLC	270,000
82,729	RSA Insurance Group PLC	153,001
19,285	Standard Life PLC	58,448

		905,871

	Media
18,300	British Sky Broadcasting Group PLC	171,634
10,528	Pearson PLC	169,013
17,048	Reed Elsevier PLC	134,274
24,236	WPP PLC	257,671

		732,592

	Metals & Mining
15,735	Anglo American PLC (b)	673,916
26,398	BHP Billiton PLC	811,015
953	Randgold Resources Ltd.	80,577
17,474	Rio Tinto PLC	881,470
1,874	Vedanta Resources PLC	72,214
25,855	Xstrata PLC	428,155

		2,947,347

	Multi-Utilities
67,893	Centrica PLC	304,278
39,426	National Grid PLC	380,694

		684,972

	Multiline Retail
2,932	Next PLC	102,861

	Oil, Gas & Consumable Fuels
39,966	BG Group PLC	671,016
217,102	BP PLC	1,891,319
32,292	Cairn Energy PLC (b)	197,148
40,543	Royal Dutch Shell PLC (Class A)	1,268,527
32,077	Royal Dutch Shell PLC (Class B)	967,956
13,100	Tullow Oil PLC	226,606

		5,222,572

	Pharmaceuticals
18,046	AstraZeneca PLC	797,906
58,050	GlaxoSmithKline PLC	1,075,085
8,300	Shire PLC	183,143

		2,056,134

	Professional Services
10,648	Capita Group PLC (The)	130,008
13,100	Experian PLC	121,210

		251,218

	Real Estate Investment Trusts (REITs)
14,973	Land Securities Group PLC	149,499

	Software
3,445	Autonomy Corp. PLC (b)	94,796

	Specialty Retail
30,681	Kingfisher PLC	117,234

	Tobacco
24,424	British American Tobacco PLC	767,115
13,042	Imperial Tobacco Group PLC	372,282

		1,139,397

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Trading Companies & Distributors
4,071	Wolseley PLC (b)	$102,386

	Wireless Telecommunication Services
628,209	Vodafone Group PLC	1,396,519

	Total United Kingdom	26,101,814

	United States (21.8%)
	Aerospace & Defense
4,770	Boeing Co. (The)	345,491
2,300	General Dynamics Corp.	175,628
9,900	Honeywell International, Inc.	469,953
3,000	ITT Corp.	166,710
900	L-3 Communications Holdings, Inc.	84,213
4,100	Lockheed Martin Corp.	348,049
26,700	Northrop Grumman Corp.	1,811,061
1,800	Precision Castparts Corp.	231,012
30,970	Raytheon Co.	1,805,551
1,700	Rockwell Collins, Inc.	110,500
6,100	United Technologies Corp.	457,195

		6,005,363

	Air Freight & Logistics
2,000	C.H. Robinson Worldwide, Inc.	120,600
4,100	Expeditors International of Washington, Inc.	167,034
2,700	FedEx Corp.	243,027
9,600	United Parcel Service, Inc. (Class B)	663,744

		1,194,405

	Auto Components
9,600	Johnson Controls, Inc.	322,464

	Automobiles
32,700	Ford Motor Co. (b)	425,754

	Beverages
34,400	Coca-Cola Co. (The)	1,838,680
6,000	Coca-Cola Enterprises, Inc.	166,380
3,800	Dr Pepper Snapple Group, Inc.	124,374
17,900	PepsiCo, Inc.	1,167,438

		3,296,872

	Biotechnology
12,045	Amgen, Inc. (b)	690,901
3,800	Biogen Idec, Inc. (b)	202,350
4,870	Celgene Corp. (b)	301,696
3,200	Genzyme Corp. (b)	170,368
12,110	Gilead Sciences, Inc. (b)	480,404

		1,845,719

	Capital Markets
2,700	Ameriprise Financial, Inc.	125,172
7,500	Bank of New York Mellon Corp. (The)	233,475
87,115	Charles Schwab Corp. (The)	1,680,448
2,600	Franklin Resources, Inc.	300,664
3,075	Goldman Sachs Group, Inc. (The)	446,490
3,400	Northern Trust Corp.	186,932
7,300	State Street Corp.	317,550
4,900	T. Rowe Price Group, Inc.	281,799

		3,572,530

	Chemicals
1,300	Air Products & Chemicals, Inc.	99,814
11,000	Dow Chemical Co. (The)	339,130
6,900	Ecolab, Inc.	336,996
46,590	EI Du Pont de Nemours & Co.	1,856,146
6,800	Monsanto Co.	428,808
2,000	Mosaic Co. (The)	102,280
1,800	PPG Industries, Inc.	126,666

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

6,300	Praxair, Inc.	$527,751

		3,817,591

	Commercial Banks
5,200	BB&T Corp.	172,848
3,400	PNC Financial Services Group, Inc.	228,514
3,000	SunTrust Banks, Inc.	88,800
23,900	US Bancorp	639,803
30,430	Wells Fargo & Co.	1,007,537

		2,137,502

	Commercial Services & Supplies
2,500	Republic Services, Inc.	77,575
46,600	Waste Management, Inc.	1,616,088

		1,693,663

	Communications Equipment
72,370	Cisco Systems, Inc. (b)	1,948,200
10,400	Juniper Networks, Inc. (b)	295,464
34,900	Motorola, Inc. (b)	246,743
22,800	QUALCOMM, Inc.	883,272

		3,373,679

	Computers & Peripherals
10,935	Apple, Inc. (b)	2,855,347
24,900	Dell, Inc. (b)	402,882
29,450	EMC Corp. (b)	559,845
31,900	Hewlett-Packard Co.	1,657,843
26,680	International Business Machines Corp.	3,441,720
4,900	NetApp, Inc. (b)	169,883
3,400	SanDisk Corp. (b)	135,626
2,800	Western Digital Corp. (b)	115,052

		9,338,198

	Construction & Engineering
3,000	Fluor Corp.	158,520

	Consumer Finance
11,740	American Express Co.	541,449
5,800	Capital One Financial Corp.	251,778
8,200	Discover Financial Services	126,772

		919,999

	Distributors
33,200	Genuine Parts Co.	1,420,960

	Diversified Consumer Services
2,100	Apollo Group, Inc. (Class A) (b)	120,561

	Diversified Financial Services
61,035	Bank of America Corp.	1,088,254
171,600	Citigroup, Inc. (b)(g)	749,892
1,000	CME Group, Inc.	328,410
1,100	IntercontinentalExchange, Inc. (b)	128,293
57,435	JPMorgan Chase & Co.	2,445,582

		4,740,431

	Diversified Telecommunication Services
37,650	AT&T, Inc.	981,159
2,200	CenturyTel, Inc.	75,042
70,990	Verizon Communications, Inc.	2,050,901

		3,107,102

	Electric Utilities
4,480	American Electric Power Co., Inc.	153,664
11,200	Duke Energy Corp.	187,936
2,900	Edison International	99,673
1,300	Entergy Corp.	105,677
6,600	Exelon Corp.	287,694
2,200	FirstEnergy Corp.	83,314

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

3,600	FPL Group, Inc.	$187,380
4,500	PPL Corp.	111,420
3,200	Progress Energy, Inc.	127,744
9,100	Southern Co.	314,496

		1,658,998

	Electrical Equipment
5,430	Emerson Electric Co.	283,609

	Electronic Equipment, Instruments & Components
4,100	Agilent Technologies, Inc. (b)	148,666
4,200	Amphenol Corp. (Class A)	194,082
19,650	Corning, Inc.	378,263

		721,011

	Energy Equipment & Services
5,400	Baker Hughes, Inc.	268,704
4,000	Cameron International Corp. (b)	157,840
2,200	FMC Technologies, Inc. (b)	148,918
42,085	Halliburton Co.	1,289,905
5,100	National Oilwell Varco, Inc.	224,553
4,100	Smith International, Inc.	195,816

		2,285,736

	Food & Staples Retailing
5,110	Costco Wholesale Corp.	301,899
16,500	CVS Caremark Corp.	609,345
3,100	Kroger Co. (The)	68,913
3,700	Safeway, Inc.	87,320
4,300	Sysco Corp.	135,622
43,800	Wal-Mart Stores, Inc.	2,349,870
12,700	Walgreen Co.	446,405

		3,999,374

	Food Products
2,000	Archer-Daniels-Midland Co.	55,880
43,100	Campbell Soup Co.	1,545,566
4,300	ConAgra Foods, Inc.	105,221
2,500	General Mills, Inc.	177,950
3,500	HJ Heinz Co.	164,045
5,150	Kellogg Co.	282,941
12,530	Kraft Foods, Inc. (Class A)	370,888
1,400	Mead Johnson Nutrition Co.	72,254
4,500	Sara Lee Corp.	63,990

		2,838,735

	Health Care Equipment & Supplies
7,600	Baxter International, Inc.	358,872
2,900	Becton Dickinson and Co.	221,473
13,800	Boston Scientific Corp. (b)	94,944
700	C.R. Bard, Inc.	60,571
2,900	Hospira, Inc. (b)	155,991
500	Intuitive Surgical, Inc. (b)	180,280
12,400	Medtronic, Inc.	541,756
4,800	St Jude Medical, Inc. (b)	195,936
3,800	Stryker Corp.	218,272
4,800	Zimmer Holdings, Inc. (b)	292,368

		2,320,463

	Health Care Providers & Services
3,000	Aetna, Inc.	88,650
7,700	AmerisourceBergen Corp.	237,545
2,000	Cardinal Health, Inc.	69,380
2,000	CIGNA Corp.	64,120
2,800	Express Scripts, Inc. (b)	280,364
400	Laboratory Corp. of America Holdings (b)	31,428
3,600	McKesson Corp.	233,316
3,200	Medco Health Solutions, Inc. (b)	188,544

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

1,100	Quest Diagnostics, Inc.	$62,876
7,300	UnitedHealth Group, Inc.	221,263
3,100	WellPoint, Inc. (b)	166,780

		1,644,266

	Hotels, Restaurants & Leisure
7,200	Las Vegas Sands Corp. (b)	178,992
10,500	Marriott International, Inc. (Class A)	385,980
35,280	McDonald’s Corp.	2,490,415
9,900	Starbucks Corp.	257,202
40,600	Yum! Brands, Inc.	1,722,252

		5,034,841

	Household Durables
1,500	Stanley Black & Decker, Inc.	93,225

	Household Products
400	Clorox Co.	25,880
4,875	Colgate-Palmolive Co.	409,987
300	Kimberly-Clark Corp.	18,378
17,400	Procter & Gamble Co. (The)	1,081,584

		1,535,829

	Independent Power Producers & Energy Traders
12,400	AES Corp. (The) (b)	143,096

	Industrial Conglomerates
5,000	3M Co.	443,350
67,200	General Electric Co.	1,267,392

		1,710,742

	Information Technology Services
37,800	Automatic Data Processing, Inc.	1,639,008
5,800	Cognizant Technology Solutions Corp. (Class A) (b)	296,844
2,400	Fiserv, Inc. (b)	122,616
1,600	Mastercard, Inc. (Class A)	396,864
3,600	Paychex, Inc.	110,160
5,800	Visa, Inc. (Class A)	523,334
14,900	Western Union Co. (The)	271,925

		3,360,751

	Insurance
3,400	Aflac, Inc.	173,264
6,600	Allstate Corp. (The)	215,622
2,400	AON Corp.	101,904
3,900	Berkshire Hathaway, Inc. (Class B) (b)	300,300
30,365	Chubb Corp.	1,605,398
3,400	Genworth Financial, Inc. (Class A) (b)	56,168
2,900	Hartford Financial Services Group, Inc.	82,853
2,800	Lincoln National Corp.	85,652
3,700	Loews Corp.	137,788
4,400	Marsh & McLennan Cos., Inc.	106,568
5,700	MetLife, Inc.	259,806
2,400	Principal Financial Group, Inc.	70,128
12,700	Progressive Corp. (The)	255,143
3,300	Prudential Financial, Inc.	209,748
3,100	Travelers Cos., Inc. (The)	157,294

		3,817,636

	Internet & Catalog Retail
4,200	Amazon.com, Inc. (b)	575,652
600	Priceline.com, Inc. (b)	157,230

		732,882

	Internet Software & Services
16,200	eBay, Inc. (b)	385,722
2,908	Google, Inc. (Class A) (b)	1,527,980

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

15,800	Yahoo!, Inc. (b)	$261,174

		2,174,876

	Life Sciences Tools & Services
3,300	Life Technologies Corp. (b)	180,543
5,690	Thermo Fisher Scientific, Inc. (b)	314,543

		495,086

	Machinery
7,500	Caterpillar, Inc.	510,675
5,700	Danaher Corp.	480,396
4,600	Deere & Co.	275,172
1,500	Eaton Corp.	115,740
4,000	Illinois Tool Works, Inc.	204,400
4,000	PACCAR, Inc.	186,080

		1,772,463

	Media
7,300	CBS Corp. (Class B)	118,333
15,900	Comcast Corp. (Class A)	313,866
8,800	Comcast Corp. (Class A)	165,880
12,700	DirecTV (Class A) (b)	460,121
3,900	McGraw-Hill Cos., Inc. (The)	131,508
13,700	News Corp. (Class A)	211,254
12,900	Omnicom Group, Inc.	550,314
2,300	Time Warner Cable, Inc.	129,375
10,400	Time Warner, Inc.	344,032
3,500	Viacom, Inc. (Class B) (b)	123,655
13,100	Walt Disney Co. (The)	482,604

		3,030,942

	Metals & Mining
68,900	Alcoa, Inc.	926,016
1,600	Cliffs Natural Resources, Inc.	100,048
5,300	Freeport-McMoRan Copper & Gold, Inc.	400,309
2,900	Nucor Corp.	131,428
1,705	United States Steel Corp.	93,195

		1,650,996

	Multi-Utilities
93,700	Centerpoint Energy, Inc.	1,345,532
3,800	Consolidated Edison, Inc.	171,760
4,300	Dominion Resources, Inc.	179,740
28,200	Integrys Energy Group, Inc.	1,399,002
2,400	PG&E Corp.	105,120
5,500	Public Service Enterprise Group, Inc.	176,715
2,200	Sempra Energy	108,196
5,700	Xcel Energy, Inc.	123,975

		3,610,040

	Multiline Retail
3,715	Kohl’s Corp. (b)	204,288
4,700	Macy’s, Inc.	109,040
9,900	Target Corp.	563,013

		876,341

	Office Electronics
12,500	Xerox Corp.	136,250

	Oil, Gas & Consumable Fuels
6,200	Anadarko Petroleum Corp.	385,392
2,300	Apache Corp.	234,048
4,700	Chesapeake Energy Corp.	111,860
34,000	Chevron Corp.	2,768,960
39,500	ConocoPhillips	2,338,005
3,500	Consol Energy, Inc.	156,380
2,900	Devon Energy Corp.	195,257
2,800	EOG Resources, Inc.	313,936

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

23,580	Exxon Mobil Corp.	$1,599,903
2,805	Hess Corp.	178,258
53,100	Marathon Oil Corp.	1,707,165
2,600	Noble Energy, Inc.	198,640
5,900	Occidental Petroleum Corp.	523,094
3,800	Peabody Energy Corp.	177,536
1,600	Range Resources Corp.	76,416
4,800	Southwestern Energy Co. (b)	190,464
8,000	Spectra Energy Corp.	186,720
4,500	Valero Energy Corp.	93,555
5,100	Williams Cos., Inc. (The)	120,411
6,200	XTO Energy, Inc.	294,624

		11,850,624

	Paper & Forest Products
2,400	Weyerhaeuser Co.	118,848

	Personal Products
7,400	Avon Products, Inc.	239,242
1,900	Estee Lauder Cos., Inc. (The) (Class A)	125,248

		364,490

	Pharmaceuticals
45,000	Abbott Laboratories	2,302,200
4,400	Allergan, Inc.	280,236
63,800	Bristol-Myers Squibb Co.	1,613,502
7,000	Eli Lilly & Co.	244,790
3,100	Forest Laboratories, Inc. (b)	84,506
51,900	Johnson & Johnson	3,337,170
16,920	Merck & Co., Inc.	592,877
6,300	Mylan, Inc. (b)	138,789
52,380	Pfizer, Inc.	875,793

		9,469,863

	Real Estate Investment Trusts (REITs)
3,100	Annaly Capital Management, Inc.	52,545
1,600	Boston Properties, Inc.	126,176
2,600	Equity Residential	117,702
2,000	HCP, Inc.	64,240
30,300	Health Care REIT, Inc.	1,361,379
34,100	Plum Creek Timber Co., Inc.	1,357,180
3,200	Simon Property Group, Inc.	284,864
1,500	Vornado Realty Trust	125,055

		3,489,141

	Road & Rail
2,900	Norfolk Southern Corp.	172,057
5,200	Union Pacific Corp.	393,432

		565,489

	Semiconductors & Semiconductor Equipment
8,200	Altera Corp.	207,952
20,420	Applied Materials, Inc.	281,387
4,800	Broadcom Corp. (Class A)	165,552
1,300	Cree, Inc. (b)	95,173
127,660	Intel Corp.	2,914,478
16,000	Micron Technology, Inc. (b)	149,600
7,500	Nvidia Corp. (b)	117,900
8,900	Texas Instruments, Inc.	231,489
9,500	Xilinx, Inc.	244,910

		4,408,441

	Software
7,400	Adobe Systems, Inc. (b)	248,566
3,700	BMC Software, Inc. (b)	145,632
7,500	CA, Inc.	171,075
2,800	Citrix Systems, Inc. (b)	131,600
5,300	Intuit, Inc. (b)	191,648

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

141,650	Microsoft Corp.	$4,325,991
47,990	Oracle Corp.	1,240,062
1,300	Salesforce.com, Inc. (b)	111,280
10,900	Symantec Corp. (b)	182,793

		6,748,647

	Specialty Retail
5,000	Bed Bath & Beyond, Inc. (b)	229,800
4,500	Best Buy Co., Inc.	205,200
12,400	Home Depot, Inc.	437,100
19,200	Lowe’s Cos., Inc.	520,704
11,790	Staples, Inc.	277,419
8,880	TJX Cos., Inc.	411,499

		2,081,722

	Textiles, Apparel & Luxury Goods
5,900	Coach, Inc.	246,325
6,300	NIKE, Inc. (Class B)	478,233

		724,558

	Tobacco
12,880	Altria Group, Inc.	272,927
1,000	Lorillard, Inc.	78,370
23,880	Philip Morris International, Inc.	1,172,031
1,500	Reynolds American, Inc.	80,130

		1,603,458

	Wireless Telecommunication Services
7,900	American Tower Corp. (Class A) (b)	322,399
6,500	Crown Castle International Corp. (b)	246,025
18,500	Sprint Nextel Corp. (b)	78,625

		647,049

	Total United States	135,491,831

	Total Common Stocks (Cost $264,353,151)	287,221,637

	Preferred Stocks (1.2%)
	Brazil (1.1%)
	Beverages
4,100	Cia de Bebidas das Americas	399,728

	Commercial Banks
41,924	Banco Bradesco SA	770,586
65,442	Investimentos Itau SA	451,779
46,524	Itau Unibanco Holding SA	1,006,626

		2,228,991

	Diversified Telecommunication Services
9,304	Tele Norte Leste Participacoes SA	139,058

	Electric Utilities
18,955	Centrais Eletricas Brasileiras SA	330,411
13,636	Cia Energetica de Minas Gerais	215,336

		545,747

	Metals & Mining
7,483	Bradespar SA	171,550
15,205	Gerdau SA	249,298
7,282	Metalurgica Gerdau SA	142,603
6,460	Usinas Siderurgicas de Minas Gerais SA	211,128
47,783	Vale SA	1,282,369

		2,056,948

	Oil, Gas & Consumable Fuels
70,632	Petroleo Brasileiro SA	1,330,763
2,600	Ultrapar Participacoes SA	122,652

		1,453,415

	Wireless Telecommunication Services
3,760	Vivo Participacoes SA	98,918

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Total Brazil	$6,922,805

	Germany (a)(0.1%)
	Automobiles
2,056	Volkswagen AG	198,240

	Health Care Equipment & Supplies
1,708	Fresenius SE	123,597

	Household Products
2,642	Henkel AG & Co. KGaA	141,378

	Total Germany	463,215

	Total Preferred Stocks (Cost $7,675,495)	7,386,020

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE

	Corporate Bonds (7.0%)
	Australia (0.4%)
	Capital Markets
$385	Macquarie Group Ltd. (144A) (f)	6.00%		01/14/20		393,874

	Commercial Banks
500	Commonwealth Bank of Australia (144A) (f)	2.90		09/17/14		508,923
355	Commonwealth Bank of Australia (144A) (f)	5.00		10/15/19		363,419
365	National Australia Bank Ltd. (144A) (f)	3.75		03/02/15		373,142
245	Westpac Banking Corp.	4.20		02/27/15		255,657

						1,501,141

	Diversified Minerals
305	Rio Tinto Finance USA Ltd.	9.00		05/01/19		393,596

	Total Australia					2,288,611

	Bermuda (0.1%)
	Multi-line Insurance
245	Catlin Insurance Co. Ltd. (144A) (f)	7.249	(h)	12/19/49	(i)	221,725

	Satellite Telecommunication
155	Intelsat Subsidiary Holding Co., Ltd.	8.50		01/15/13		158,488

	Total Bermuda					380,213

	Canada (0.2%)
	Aerospace & Defense
65	Bombardier, Inc. (144A) (f)	7.50		03/15/18		69,225
135	Bombardier, Inc. (144A) (f)	7.75		03/15/20		144,112

						213,337

	Diversified Minerals
220	Teck Resources Ltd.	10.25		05/15/16		266,200

	Pipelines
425	Kinder Morgan Finance Co., ULC	5.70		01/05/16		420,750

	Real Estate Management & Development
260	Brookfield Asset Management, Inc.	5.80		04/25/17		257,460

	Total Canada					1,157,747

	Cayman Islands (0.2%)
	Aerospace/Defense
255	Systems 2001 Asset Trust (144A) (f)	6.664		09/15/13		267,994

	Diversified Minerals
185	Vale Overseas Ltd.	5.625		09/15/19		195,023

80	Vale Overseas Ltd.	6.875		11/10/39		84,337

						279,360

	Oil Company — Integrated
255	Petrobras International Finance Co.	5.75		01/20/20		260,269

	Telecommunication Services
200	Sable International Finance Ltd. (144A) (f)	7.75		02/15/17		208,500

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN			COUPON		MATURITY
THOUSANDS			RATE		DATE	VALUE

		Total Cayman Islands				$1,016,123

		France (0.1%)
		Electronic Parts Distribution
EUR	200	Rexel SA	8.25%		12/15/16	283,185

		Multimedia
	$145	Vivendi SA (144A) (f)	6.625		04/04/18	160,876

		Rental Auto/Equipment
EUR	250	Europcar Groupe SA (REGS)	4.162	(h)	05/15/13	311,227

		Total France				755,288

		Germany (0.1%)
		Construction Materials
	250	HeidelbergCement AG	7.50		04/03/20	325,374

		Total Germany				325,374

		Ireland (0.1%)
		Containers — Metal & Glass
	200	Ardagh Glass Finance PLC (REGS)	8.75		02/01/20	280,936

		Paper & Related Products
	200	Smurfit Kappa Acquisitions (REGS)	7.75		11/15/19	279,605

		Total Ireland				560,541

		Luxembourg (0.4%)
		Building Product — Cement/Aggregation
	$105	Holcim US Finance Sarl & Cie SCS (144A) (f)	6.00		12/30/19	113,238

		Diversified Manufactured Operation
	575	Tyco Electronics Group SA	5.95		01/15/14	626,178

		Electric — Integrated
	500	Enel Finance International SA (144A) (f)	5.125		10/07/19	492,245

		Metals & Mining
	435	ArcelorMittal	9.85		06/01/19	567,397

		Oil Company — Exploration & Production
	100	Gaz Capital SA (144A) (f)	6.51		03/07/22	97,375

		Telecommunication Services
EUR	200	Wind Acquisition Finance SA (REGS)	11.75		07/15/17	296,914

		Telephone — Integrated
	$255	Telecom Italia Capital SA	6.999		06/04/18	276,435
	225	Telecom Italia Capital SA	7.175		06/18/19	245,719

						522,154

		Total Luxembourg				2,715,501

		Netherlands (0.4%)
		Commercial Banks
	600	ING Bank N.V. (144A) (f)	3.90		03/19/14	636,077

		Containers — Metal & Glass
EUR	250	Impress Holdings BV (REGS)	3.769	(h)	09/15/13	325,373
	200	OI European Group BV (REGS)	6.875		03/31/17	272,948

						598,321

		Multi-line Insurance
	$250	Aegon N.V.	4.625		12/01/15	254,862

		Telephone — Integrated
	150	Deutsche Telekom International Finance BV	8.75		06/15/30	194,559

	415	Telefonica Europe BV	8.25		09/15/30	515,149

						709,708

		Total Netherlands				2,198,968

		Spain (0.0%)
		Food — Meat Products
EUR	200	Campofrio Food Group SA (REGS)	8.25		10/31/16	277,792

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN			COUPON		MATURITY
THOUSANDS			RATE		DATE	VALUE

		Sweden (0.0%)
		Commercial Banks
	$260	Nordea Bank AB (144A) (f)	4.875%		01/27/20	$259,363

		Switzerland (0.1%)
		Capital Markets
	195	UBS AG (MTN)	5.875		12/20/17	206,577
	250	UBS AG (Series DPNT)	3.875		01/15/15	252,589

						459,166

		Commercial Banks — Non-U.S.
	170	Credit Suisse	5.30		08/13/19	178,167

		Total Switzerland				637,333

		United Kingdom (0.4%)
		Advertising Services
	100	WPP Finance	8.00		09/15/14	115,569

		Building Societies
	525	Nationwide Building Society (144A) (f)	6.25		02/25/20	548,977

		Commercial Banks
	160	Standard Chartered PLC (144A) (f)	3.85		04/27/15	160,965

		Containers — Metal & Glass
EUR	250	Rexam PLC	6.75	(h)	06/29/67	321,219

		Diversified Minerals
	$155	Anglo American Capital PLC (144A) (f)	9.375		04/08/19	202,208

		Finance — Auto Loans
EUR	200	FCE Bank PLC Series E	7.125		01/15/13	271,616

		Money Center Banks
	$150	Lloyds TSB Bank PLC (144A) (f)	5.80		01/13/20	148,934

		Mortgage Banks
	265	Abbey National Treasury Services PLC (144A) (f)	3.875		11/10/14	265,096

		Paper & Related Products
EUR	200	Mondi Finance PLC	5.75		04/03/17	271,205

		Tobacco
	$155	BAT International Finance PLC (144A) (f)	9.50		11/15/18	204,771

		Total United Kingdom				2,510,560

		United States (4.5%)
		Agricultural Operations (0.0%)
	115	Bunge Ltd. Finance Corp.	8.50		06/15/19	136,826

		Airlines (0.1%)
	420	America West Airlines LLC (Series 011G) (AMBAC Insd)	7.10		04/02/21	412,684

		Auto — Cars/Light Trucks (0.0%)
	190	Daimler Finance North America LLC	7.30		01/15/12	206,537
	45	Daimler Finance North America LLC	8.50		01/18/31	57,126

						263,663

		Beverages (0.0%)
	45	Anheuser-Busch InBev Worldwide, Inc. (144A) (f)	5.375		11/15/14	49,006
	185	Anheuser-Busch InBev Worldwide, Inc. (144A) (f)	7.20		01/15/14	213,131

						262,137

		Beverages — Wine/Spirits (0.0%)
	75	Constellation Brands, Inc.	7.25		09/01/16	77,344

		Building Product — Cement/Aggregation (0.1%)
EUR	200	Cemex Finance LLC (REGS)	9.625		12/14/17	277,607
	$240	CRH America, Inc.	6.00		09/30/16	263,020

						540,627

		Cable/Satellite TV (0.1%)
	60	COX Communications, Inc. (144A) (f)	8.375		03/01/39	78,159
	145	CSC Holdings LLC	7.625		07/15/18	152,975

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$95	DirecTV Holdings LLC / DirecTV Financing Co., Inc.	5.875%	10/01/19	$101,055
90	DirecTV Holdings LLC / Financing Co., Inc.	7.625	05/15/16	100,585
230	DISH DBS Corp.	7.125	02/01/16	234,600

				667,374

	Capital Markets (0.2%)
775	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	804,077
255	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	248,008

				1,052,085

	Casino Gaming (0.0%)
180	MGM Mirage	13.00	11/15/13	212,400

	Chemicals (0.1%)
280	Mosaic Co. (The) (144A) (f)	7.625	12/01/16	307,545

	Commercial Banks (0.1%)
330	PNC Funding Corp.	5.125	02/08/20	336,635
190	PNC Funding Corp.	6.70	06/10/19	215,655

				552,290

	Commercial Services & Supplies (0.1%)
195	Republic Services, Inc. (144A) (f)	5.50	09/15/19	205,094
250	Waste Management, Inc.	6.125	11/30/39	261,228

				466,322

	Containers — Paper/Plastic (0.0%)
95	Sealed Air Corp. (144A) (f)	7.875	06/15/17	103,861

	Diversified Financial Services (0.4%)
350	Bank of America Corp. (Series L)	5.65	05/01/18	354,815
245	Citigroup, Inc. (g)	6.125	05/15/18	254,458
720	Citigroup, Inc. (g)	8.50	05/22/19	851,368
465	General Electric Capital Corp.	5.625	05/01/18	493,508
635	General Electric Capital Corp. (Series G)	6.00	08/07/19	687,611
75	JPMorgan Chase & Co.	6.00	01/15/18	80,993

				2,722,753

	Diversified Telecommunication Services (0.2%)
50	AT&T, Inc.	6.15	09/15/34	50,795
570	AT&T, Inc.	6.30	01/15/38	594,157
70	AT&T, Inc.	6.55	02/15/39	75,298
60	Verizon Communications, Inc.	5.85	09/15/35	59,964
205	Verizon Communications, Inc.	6.35	04/01/19	230,706
225	Verizon Communications, Inc.	8.95	03/01/39	311,329

				1,322,249

	Electric — Generation (0.0%)
190	AES Corp. (The) (144A) (f)	8.75	05/15/13	193,800

	Electric — Integrated (0.2%)
385	CMS Energy Corp.	6.25	02/01/20	387,964
350	NiSource Finance Corp.	6.125	03/01/22	372,402
205	NiSource Finance Corp.	6.80	01/15/19	229,462

				989,828

	Electronic Equipment, Instruments & Components (0.1%)
155	Agilent Technologies, Inc.	5.50	09/14/15	168,218
95	Corning, Inc.	6.625	05/15/19	108,439

				276,657

	Finance — Auto Loans (0.0%)
110	Nissan Motor Acceptance Corp. (144A) (f)	4.50	01/30/15	111,181

	Finance — Consumer Loans (0.0%)
245	SLM Corp. (Series A)	5.00	10/01/13	241,782

	Finance — Credit Card (0.2%)
345	American Express Credit Corp. (Series C)	7.30	08/20/13	393,498
455	Capital One Bank USA NA	8.80	07/15/19	558,864

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$100	MBNA Capital (Series A)	8.278%	12/01/26	$102,000

				1,054,362

	Finance — Investment Banker/Broker (0.3%)
180	Bear Stearns Cos. LLC (The)	6.40	10/02/17	199,434
305	Bear Stearns Cos. LLC (The)	7.25	02/01/18	352,385
680	Merrill Lynch & Co., Inc. (MTN)	6.875	04/25/18	733,464
335	TD Ameritrade Holding Corp.	5.60	12/01/19	343,131

				1,628,414

	Finance — Other Services (0.0%)
255	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	259,067

	Food — Miscellaneous/Diversified (0.0%)
135	ConAgra Foods, Inc.	8.25	09/15/30	171,259

	Food Products (0.1%)
65	Kraft Foods, Inc.	5.375	02/10/20	67,547
300	Kraft Foods, Inc.	7.00	08/11/37	342,869

				410,416

	Health Care Equipment & Supplies (0.1%)
395	Boston Scientific Corp.	6.00	01/15/20	391,080

	Health Care Providers & Services (0.1%)
380	Medco Health Solutions, Inc.	7.125	03/15/18	442,102
230	UnitedHealth Group, Inc.	6.00	02/15/18	249,558

				691,660

	Independent Power Producer (0.0%)
135	NRG Energy, Inc.	8.50	06/15/19	137,869

	Industrial Conglomerates (0.0%)
255	General Electric Co.	5.25	12/06/17	271,644

	Insurance (0.1%)
55	MetLife, Inc.	7.717	02/15/19	65,244
150	Principal Financial Group, Inc.	8.875	05/15/19	185,335
265	Prudential Financial, Inc. (MTN)	4.75	09/17/15	275,378
150	Prudential Financial, Inc. (MTN)	6.625	12/01/37	165,920
45	Prudential Financial, Inc. (Series D)	7.375	06/15/19	53,094

				744,971

	Life/Health Insurance (0.0%)
200	Pacific LifeCorp (144A) (f)	6.00	02/10/20	203,302

	Machinery — Farm (0.0%)
125	Case New Holland, Inc. (144A) (f)	7.75	09/01/13	132,187

	Media (0.2%)
205	CBS Corp.	8.875	05/15/19	254,289
115	Comcast Corp.	5.15	03/01/20	117,608
325	Comcast Corp.	5.70	05/15/18	349,759
50	Comcast Corp.	6.45	03/15/37	52,538
105	Time Warner Cable, Inc.	6.75	06/15/39	113,870
250	Viacom, Inc.	6.875	04/30/36	274,261

				1,162,325

	Medical — Hospitals (0.0%)
140	HCA, Inc. (144A) (f)	8.50	04/15/19	154,525

	Metals & Mining (0.0%)
80	Freeport-McMoRan Copper & Gold, Inc.	8.375	04/01/17	89,819

	Multimedia (0.1%)
260	NBC Universal, Inc. (144A) (f)	5.15	04/30/20	263,545

310	News America, Inc.	7.85	03/01/39	380,451

				643,996

	Office Electronics (0.0%)
55	Xerox Corp.	5.625	12/15/19	57,869
145	Xerox Corp.	6.35	05/15/18	159,460

				217,329

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Oil Companies — Exploration & Production (0.1%)
$85	Pioneer Natural Resources Co.	6.65%	03/15/17	$87,953
305	Questar Market Resources, Inc.	6.80	04/01/18	322,231

				410,184

	Paper & Related Products (0.1%)
60	Georgia-Pacific LLC (144A) (f)	8.25	05/01/16	66,000
90	International Paper Co.	7.30	11/15/39	100,103
180	International Paper Co.	7.50	08/15/21	211,847

				377,950

	Pipelines (0.3%)
145	CenterPoint Energy Resources Corp.	6.25	02/01/37	146,798
85	CenterPoint Energy Resources Corp. (Series B)	7.875	04/01/13	97,559
89	Colorado Interstate Gas Co.	6.80	11/15/15	101,972
145	El Paso Corp. (MTN)	8.25	02/15/16	158,050
275	Energy Transfer Partners LP	8.50	04/15/14	323,144
125	Kinder Morgan Energy Partners LP	5.95	02/15/18	136,931
190	Plains All American Pipeline LP / PAA Finance Corp.	6.70	05/15/36	203,346
190	Plains All American Pipeline LP / PAA Finance Corp.	8.75	05/01/19	236,625
150	Spectra Energy Capital LLC	7.50	09/15/38	177,257
170	Texas Eastern Transmission LP	7.00	07/15/32	197,496

				1,779,178

	Property Trust (0.0%)
225	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (f)	6.75	09/02/19	252,507

	Real Estate Investment Trusts (REITs) (0.0%)
225	Boston Properties LP	5.875	10/15/19	239,037

	Reinsurance (0.1%)
185	Platinum Underwriters Finance, Inc. (Series B)	7.50	06/01/17	201,611
200	Reinsurance Group of America, Inc.	6.45	11/15/19	211,928

				413,539

	REIT — Apartments (0.0%)
190	AvalonBay Communities, Inc. (MTN)	6.10	03/15/20	206,293

	REIT — Diversified (0.1%)
250	Duke Realty LP	6.75	03/15/20	262,869
195	Vornado Realty LP	4.25	04/01/15	195,212

				458,081

	REIT — Health Care (0.0%)
240	Health Care, Inc.	6.125	04/15/20	248,140

	REIT — Regional Malls (0.1%)
125	Simon Property Group LP	5.65	02/01/20	129,002
250	Simon Property Group LP	6.75	05/15/14	279,626

				408,628

	Retail — Drug Store (0.1%)
432	CVS Pass-Through Trust	6.036	12/10/28	435,280

	Retail — Mail Order (0.0%)
55	QVC, Inc. (144A) (f)	7.125	04/15/17	56,100

	Retail — Regional Department Store (0.1%)
295	JC Penney Corp., Inc.	6.375	10/15/36	304,587

	Semiconductor Equipment (0.0%)
145	KLA-Tencor Corp.	6.90	05/01/18	160,597

	Special Purpose Entity (0.3%)
450	AIG SunAmerica Global Financing VI (144A) (f)	6.30	05/10/11	462,206
235	Farmers Exchange Capital (144A) (f)	7.05	07/15/28	222,221
200	Harley-Davidson Funding Corp. (144A) (f)	6.80	06/15/18	204,273
380	New Communications Holdings, Inc. (144A) (f)	8.50	04/15/20	393,300

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$465	Xlliac Global Funding (144A) (f)	4.80%	08/10/10	$468,548

				1,750,548

	Super-Regional Banks — U.S. (0.1%)
305	KeyCorp (MTN)	6.50	05/14/13	332,104

	Telecommunication Services (0.1%)
155	Qwest Corp.	6.50	06/01/17	162,944
125	Qwest Corp.	6.875	09/15/33	120,625
145	SBA Telecommunications, Inc. (144A) (f)	8.25	08/15/19	156,237

				439,806

	Telephone — Integrated (0.0%)
65	CenturyTel, Inc. (Series Q)	6.15	09/15/19	65,287

	Tobacco (0.1%)
185	Altria Group, Inc.	9.25	08/06/19	228,901
235	Philip Morris International, Inc.	5.65	05/16/18	257,434

				486,335

	Transport — Rail (0.0%)
75	CSX Corp.	6.15	05/01/37	78,611

	Total United States			28,180,425

	Total Corporate Bonds (Cost $40,866,958)			43,263,839

PRINCIPAL
AMOUNT IN			EXPIRATION
THOUSANDS			DATE
	Commodity-Linked Securities (4.3%)
	United States (4.3%)
261	Deutsche Bank UBS Commodity Linked Note (j)	0.00	12/23/10	27,012,801

NUMBER OF
SHARES
Rights (0.0%)
Brazil (0.0%)
25	Companhia de Bebidas (Cost $0)	0

PRINCIPAL
AMOUNT IN			COUPON	MATURITY
THOUSANDS			RATE	DATE
		Foreign Government Obligations (10.1%)
		Australia (0.2%)
	$400	National Australia Bank Ltd. (144A) (f)	3.375	07/08/14	415,623
AUD	850	Queensland Treasury Corp. (Series 15G)	6.00	10/14/15	789,936

		Total Australia			1,205,559

		Brazil (0.1%)
	$355	Brazilian Government International Bond	6.00	01/17/17	390,500

		Canada (0.7%)
EUR	600	Canada Government International Bond	3.50	01/13/20	823,722
CAD	2,000	Canadian Government Bond	4.25	06/01/18	2,078,224
	$600	Province of Ontario Canada	4.00	10/07/19	595,056
EUR	600	Province of Ontario Canada Series E	4.00	12/03/19	833,602

		Total Canada			4,330,604

		Croatia (0.1%)
	$300	Croatia Government International Bond (REGS)	6.75	11/05/19	324,326

		Denmark (0.1%)
DKK	3,300	Denmark Government Bond	4.00	11/15/17	629,336

		France (1.0%)
EUR	350	France Government Bond OAT	3.75	04/25/17	496,241
	800	France Government Bond OAT	5.50	04/25/29	1,305,028
	3,000	French Treasury Note BTAN	4.50	07/12/12	4,304,133

		Total France			6,105,402

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN			COUPON	MATURITY
THOUSANDS			RATE	DATE
		Germany (1.1%)
	2,200	Bundesrepublik Deutschland (Series 03)	4.75	07/04/34	$3,415,164
	2,500	Bundesrepublik Deutschland (Series 07)	4.00	01/04/18	3,630,832

		Total Germany			7,045,996

		Greece (0.1%)
	600	Hellenic Republic Government Bond	5.25	05/18/12	697,119

		Hungary (0.3%)
HUF	150,000	Hungary Government Bond (Series 12/C)	6.00	10/24/12	753,205
	150,000	Hungary Government Bond (Series 17/B)	6.75	02/24/17	763,359
EUR	400	Republic of Hungary	5.75	06/11/18	579,016

		Total Hungary			2,095,580

		Indonesia (0.1%)
	$250	Indonesia Government International Bond (REGS)	11.625	03/04/19	362,500

		Italy (1.5%)
EUR	2,400	Buoni Poliennali del Tesoro	2.50	07/01/12	3,243,199
	1,100	Buoni Poliennali del Tesoro	3.50	06/01/14	1,515,541
	1,100	Italy Buoni Poliennali Del Tesoro	4.00	02/01/17	1,534,837
	1,100	Italy Buoni Poliennali Del Tesoro	4.50	02/01/18	1,562,357
	800	Italy Buoni Poliennali Del Tesoro	5.00	08/01/39	1,101,166
	$330	Republic of Italy	6.875	09/27/23	382,622

		Total Italy			9,339,722

		Japan (2.3%)
JPY	110,000	Japan Finance Organization for Municipalities	1.90	06/22/18	1,248,385
	140,000	Japan Government Ten Year Bond (Series 257)	1.30	12/20/13	1,544,353
	240,000	Japan Government Ten Year Bond (Series 267)	1.30	12/20/14	2,653,424
	280,000	Japan Government Ten Year Bond (Series 272)	1.40	09/20/15	3,115,877
	120,000	Japan Government Ten Year Bond (Series 280)	1.90	06/20/16	1,373,986
	140,000	Japan Government Ten Year Bond (Series 294)	1.70	06/20/18	1,574,604
	300,000	Japan Government Thirty Year Bond (Series 11)	1.70	06/20/33	2,930,112

		Total Japan			14,440,741

		Luxembourg (0.2%)
	145,000	European Investment Bank	2.15	01/18/27	1,577,018

		Mexico (0.2%)
MXN	13,400	Mexican Bonos (Series M 20)	10.00	12/05/24	1,318,532

		Netherlands (0.4%)
EUR	1,600	Netherlands Government Bond	3.75	07/15/14	2,297,276

		Norway (0.1%)
NOK	3,500	Norway Government Bond	6.50	05/15/13	659,235

		Peru (0.1%)
	$390	Peruvian Government International Bond	7.125	03/30/19	460,668

		Poland (0.4%)
PLN	7,900	Poland Government Bond (Series 0413)	5.25	04/25/13	2,727,815

		South Africa (0.1%)
ZAR	6,500	South Africa Government Bond (Series R207)	7.25	01/15/20	803,038

		South Korea (0.1%)
	$100	Export-Import Bank of Korea	4.125	09/09/15	101,236
	200	Korea Development Bank	4.375	08/10/15	204,796
	150	Republic of Korea	7.125	04/16/19	179,577

		Total South Korea			485,609

		Sweden (0.2%)
SEK	8,300	Sweden Government Bond (Series 1049)	4.50	08/12/15	1,272,066

		United Kingdom (0.7%)
GBP	2,150	United Kingdom Gilt	4.25	06/07/32	3,208,453
	$750	United Kingdom Gilt	4.50	03/07/13	1,235,579

		Total United Kingdom			4,444,032

		Total Foreign Government Obligations (Cost $63,005,065)			63,012,674

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Tax-Exempt Municipal Bonds (0.1%)
	California (0.0%)
$135	State of California Various Purpose	5.95	04/01/16	142,081

	Georgia (0.1%)
295	Municipal Electric Authority of Georgia Plant Vogtle	6.655	04/01/57	310,930
160	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Ser 2010 J	6.637	04/01/57	169,598

	Total Georgia			480,528

	Illinois (0.0%)
145	Illinois State Toll Highway Authority (The) 2009 (Series A)	6.184	01/01/34	151,283

	Total Tax-Exempt Municipal Bonds (Cost $739,408)			773,892

	U.S. Government Agencies — Mortgage-Backed Securities (3.0%)

NUMBER OF
SHARES
	Federal Home Loan Mortgage Corp. (ARM)
1		6.50	07/01/29	1,309

	Federal Home Loan Mortgage Corp. (PC) Gold
1,500		5.00	(k)	1,554,375
4,625		5.50	(k)	4,885,878
1,875		6.50	(k)	2,033,203
385		6.50	05/01/32-09/01/32	423,606

	Total Federal Home Loan Mortgage Corp. (PC) Gold			8,897,062

	Federal National Mortgage Assoc.
1,475		4.50	(k)	1,487,446
3,025		5.00	(k)	3,119,059
3,550		6.00	(k)	3,790,736
110		6.50	12/01/29	120,242
1,029		7.00	12/01/17-02/01/31	1,151,657

	Total Federal National Mortgage Assoc.			9,669,140

	Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $18,358,667)			18,567,511

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE
	Asset-Backed Securities (0.3%)
242	ARI Fleet Lease Trust 2010-A A (144A) (f)	1.704	(h)	08/15/18	241,588
250	Chesapeake Funding LLC 2009-1 A (144A) (f)	2.254	(h)	12/15/20	251,454
525	Ford Credit Floorplan Master Owner Trust 2010-3 A2 (144A) (f)	1.954	(h)	02/15/17	538,758
325	GE Dealer Floorplan Master Note Trust 2009-2A A (144A) (f)	1.806	(h)	10/20/14	325,195
112	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	111,880
182	Harley-Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	183,672

	Total Asset-Backed Securities (Cost $1,637,406)				1,652,547

	U.S. Government Obligations (4.0%)
	Commercial Banks — FDIC Guaranteed (0.1%)
700	KeyBank NA	3.20		06/15/12	730,311

	Diversified Financial Services — FDIC Guaranteed
1,300	Citigroup Funding, Inc. (g)	2.25		12/10/12	1,326,231
1,300	General Electric Capital Corp. (Series G)	2.625		12/28/12	1,339,869
600	GMAC, Inc.	2.20		12/19/12	611,537

					3,277,637

	Finance — Consumer Loans — FDIC Guaranteed (0.2%)
1,000	John Deere Capital Corp.	2.875		06/19/12	1,036,631

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	U.S. Government Obligations (3.2%)
	U.S. Treasury Bonds
600		3.50	02/15/39	$501,375
3,493		6.00	02/15/26	4,207,975
2,900		6.875	08/15/25	3,778,158
	U.S. Treasury Notes
1,500		2.375	10/31/14	1,509,141
2,600		3.375	11/15/19	2,546,172
7,100		3.625	02/15/20	7,080,035

				19,622,856

	Total U.S. Government Agencies & Obligations (Cost $24,411,909)			24,667,435

NUMBER OF
SHARES
Investment Trusts/Mutual Funds (1.5%)
226,732	SPDR Barclays Capital High Yield Bond ETF (Cost $9,030,099)	9,112,359

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Short-Term Investments (22.8%)
	U.S. Government Obligation (1.5%)
$9,385	U.S. Treasury Bill (Cost $9,382,847)(l)(m)	0.10-0.152	05/06/10- 07/22/10	9,382,847

NUMBER OF
SHARES (000)
	Investment Company (n) (21.3%)
132,036	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $132,036,450)		132,036,450

	Total Short-Term Investments (Cost $141,419,297)		141,419,297

	Total Investments (Cost $598,357,353) (o)(p)	100.6%	624,090,012

	Liabilities in Excess of Other Assets	(0.6)	(3,587,629)

	Net Assets	100.0%	$620,502,383

ADR	American Depositary Receipt.

AMT	Alternative Minimum Tax.

ETF	Exchange Trade Fund.

FDIC	Federal Deposit Insurance Corporation.

FDR	Finnish Depository Receipt.

MTN	Medium Term Note.

PPS	Price Protected Share.

SDR	Swedish Depositary Receipt.

(a)	Securities with a total market value equal to $124,493,872 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 2.

(b)	Non-income producing security.

(c)	Comprised of securities in separate entities that are traded as a single stapled security.

(d)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(e)	Security noted was not fair valued in accordance with (a) above.

(f)	Resale is restricted to qualified institutional investors.

(g)	For the nine months ended April 30, 2010, the cost of purchases and the proceeds from sales of Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor, was $8,996,857 and $10,949,321, respectively, including net realized gains of $1,399,058.

(h)	Floating rate security. Rate shown is the rate in effect at April 30, 2010.

(i)	Security issued with perpetual maturity.

(j)	Security is linked to the Dow Jones UBS Commodities Index Total Return. The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.

(k)	Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

(l)	A portion of this security has been physically segregated in connection with open futures and swap contracts.

(m)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(n)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(o)	Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, open futures, swaps, and forward foreign currency contracts.

(p)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AMBAC	AMBAC Assurance Corporation.

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued
Forward Foreign Currency Contracts Open at April 30, 2010:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)

	$22,298,925	EUR	16,500,000	05/03/2010	$(329,849)
AUD	1,878		$1,734	05/03/2010	(4)
BRL	14,345		$8,251	05/03/2010	(2)
CAD	5,489		$5,432	05/03/2010	29
CHF	71,504		$65,691	05/03/2010	(754)
EUR	4,700,000		$6,230,320	05/03/2010	(27,502)
EUR	35,321		$46,524	05/03/2010	(503)
EUR	7,050,000		$9,562,761	05/03/2010	175,974
EUR	1,160,000		$1,571,823	05/03/2010	27,331
EUR	1,800,000		$2,427,894	05/03/2010	31,267
EUR	585,000		$786,416	05/03/2010	7,512
EUR	1,180,000		$1,579,111	05/03/2010	7,990
GBP	817		$1,246	05/04/2010	(5)
PLN	331,800		$111,906	05/04/2010	(636)
	$1,574,803	BRL	2,800,000	05/06/2010	34,069
	$1,572,559	IDR	14,255,250,000	05/06/2010	7,282
	$1,569	IDR	14,250,000	05/06/2010	10
	$787,367	KRW	885,000,000	05/06/2010	10,963
	$1,113,035	EUR	820,000	05/07/2010	(21,230)
	$1,104,739	NOK	6,550,000	05/07/2010	5,285
	$789,624	TWD	24,960,000	05/07/2010	8,254
	$787,960	KRW	877,000,000	05/13/2010	2,988
	$472,084	MYR	1,500,000	05/13/2010	(1,394)
HUF	154,674,975		$775,508	05/13/2010	10,622
	$3,900,101	CAD	3,908,661	05/20/2010	(52,010)
	$12,607,399	CAD	12,687,481	05/20/2010	(116,529)
	$1,899,710	CHF	2,034,696	05/20/2010	(8,487)
	$9,381,493	EUR	7,021,292	05/20/2010	(32,365)
	$12,570,757	EUR	9,410,870	05/20/2010	(39,813)
	$1,476,377	GBP	974,874	05/20/2010	15,100
	$6,287,658	GBP	4,123,890	05/20/2010	21,558
	$11,956,920	HKD	92,820,137	05/20/2010	510
	$3,841,029	INR	171,079,420	05/20/2010	8,139
	$15,918,495	JPY	1,493,557,587	05/20/2010	(15,653)
	$5,244,233	KRW	5,903,695,653	05/20/2010	79,093
	$2,471,234	SGD	3,454,388	05/20/2010	49,646
	$5,185,472	TWD	163,446,092	05/20/2010	47,085
AUD	14,744,125		$13,583,467	05/20/2010	(27,653)
CHF	5,146,150		$4,878,746	05/20/2010	95,466
EUR	2,405,896		$3,269,498	05/20/2010	65,952
JPY	582,675,591		$6,253,347	05/20/2010	49,235
	$1,561,365	AUD	1,700,000	06/16/2010	2,830
	$1,580,231	CAD	1,600,000	06/16/2010	(5,075)
	$6,231,260	EUR	4,700,000	06/16/2010	27,559
	$3,185,280	GBP	2,100,000	06/16/2010	27,177
	$7,806,019	JPY	734,000,000	06/16/2010	11,517
	$775,732	MXN	9,500,000	06/16/2010	(8,045)
	$1,549,267	PLN	4,500,000	06/16/2010	(28,487)
	$1,229,407	SEK	9,000,000	06/16/2010	13,393
PLN	4,500,000		$1,580,056	06/16/2010	59,276
	$1,106,872	CHF	1,175,000	09/15/2010	(12,899)
	$1,572,935	KRW	1,790,000,000	09/15/2010	36,309
	$627,165	MYR	2,064,000	09/15/2010	15,852

		Net Unrealized Appreciation			$226,378

Currency Abbreviations:

AUD	Australian Dollar.

BRL	Brazilian Real.

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

CAD	Canadian Dollar.

EUR	Euro.

GBP	British Pound.

HKD	Hong Kong Dollar.

HUF	Hungarian Forint.

JPY	Japanese Yen.

KRW	South Korean Won.

MXN	Mexican New Peso.

NOK	Norwegian Krone.

PLN	Polish Zloty.

SGD	Singapore Dollar.

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued
Futures Contracts Open at April 30, 2010:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

516	Long	S&P 500 E-mini, June 2010	$30,531,720	$439,011
221	Long	U.S. Treasury Notes 5 Year, June 2010	25,604,923	176,748
121	Long	U.S. Treasury Notes 10 Year, June 2010	14,266,656	215,914
130	Long	Tokyo Price Index Future, June 2010	13,604,088	106,055
130	Long	FTSE 100 Index Future, June 2010	10,954,833	(186,487)
141	Long	H-SHARES Index, May 2010	10,938,004	209,267
55	Long	Euro-Bund, June 2010	9,142,745	77,996
70	Long	KOSPI2 Index, June 2010	7,225,155	116,902
42	Long	Euro-Bobl, June 2010	6,607,621	55,662
170	Long	MSCI Taiwan Index, May 2010	4,853,500	(47,270)
105	Long	Dow Jones Euro Stoxx 50 Index Future, June 2010	3,841,770	(170,096)
103	Long	FTSE/JSE Top 40, June 2010	3,589,836	(41,372)
26	Long	Hang Seng Index, May 2010	3,496,403	50,139
22	Long	S&P/TSX 60 Index, June 2010	3,093,601	64,787
116	Long	MEX BOLSA Index, June 2010	3,075,652	(74,704)
2	Long	JBM0 Pit Commodity, June 2010	2,973,971	32,035
48	Long	SGX MSCI Singapore Index, May 2010	2,456,221	(20,600)
81	Long	SGX S&P CNX Nifty Index, May 2010	852,201	(10,735)
325	Short	OMXS30 Index, May 2010	(4,713,559)	(110,734)
68	Short	Nikkei 225, June 2010	(7,999,148)	(105,169)
90	Short	U.S. Treasury Bonds 30 Year, June 2010	(10,715,625)	(316,752)
115	Short	U.S. Treasury Notes 2 Year, June 2010	(25,021,484)	(67,944)
327	Short	U.S. Treasury Notes 10 Year, June 2010	(38,555,344)	(391,224)

		Net Unrealized Appreciation		$1,429

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued
Credit Default Swaps Contracts Open at April 30, 2010:

								CREDIT RATING OF
		NOTIONAL			UNREALIZED			REFERENCE
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION	UPFRONT		OBLIGATION+
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)	PAYMENTS	VALUE	(unaudited)

Bank of America, N.A. Tyco Electronics Ltd.	Buy	$465	5.00%	June 20, 2014	$(60,080)	$(19,534)	$(79,614)	BBB-
Bank of America, N.A., Sealed Air Corp.	Buy	90	1.12	March 20, 2018	3,167	—	3,167	BB+

Total Credit Default Swaps		$555			$(56,913)	$(19,534)	$(76,447)

+	Credit rating as issued by Standard & Poors

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued
Interest Rate Swap Contracts Open at April 30, 2010:

					Notional	Unrealized
	Floating Rate	Pay/Receive		Termination	Amount	Appreciation
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(Depreciation)

Bank of America Group	3 Month LIBOR	Receive	4.643	04/07/40	$785	$(47,469)
Bank of America Group***	3 Month LIBOR	Pay	5.343	04/07/20	3,255	50,485
Credit Suisse Group	3 Month LIBOR	Receive	4.386	12/23/39	1,953	(32,244)
Credit Suisse Group	3 Month LIBOR	Receive	2.625	03/11/15	4,200	(13,188)
Credit Suisse Group***	3 Month LIBOR	Pay	5.086	12/23/19	8,140	60,725
Deutsche Bank AG	3 Month LIBOR	Receive	2.898	01/11/15	6,000	(107,100)
Deutsche Bank AG***	3 Month LIBOR	Pay	4.40	10/01/16	24,892	(89,611)
Deutsche Bank AG***	3 Month LIBOR	Receive	4.41	10/03/18	13,392	111,689
JP Morgan Chase Group	3 Month LIBOR	Receive	4.69	04/07/40	790	(54,218)
JP Morgan Chase Group***	3 Month LIBOR	Pay	5.395	04/07/20	3,260	57,115
UBS AG	3 Month LIBOR	Receive	2.841	01/08/15	640	(9,901)

Net Unrealized Depreciation						$(73,717)

***	Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

LIBOR	London Interbank Offered Rate

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued
Total Return Swaps Contracts Open at April 30, 2010:

		PAY/RECEIVE
		TOTAL RETURN				UNREALIZED
		ON REFERENCED	NOTIONAL	FLOATING	MATURITY	APPRECIATION
COUNTERPARTY	INDEX	INDEX	AMOUNT (000)	RATE	DATE	(DEPRECIATION)

UBS AG	MSCI Daily Total Return US	Receive	$4,001	1-Month USD-LIBOR plus 0.05%	04/14/11	$(142,455)
UBS AG	MSCI Daily Total Return US	Receive	6,001	1-Month USD-LIBOR plus 0.05%	04/14/11	(128,919)
UBS AG	MSCI Daily Total Return EAFE	Pay	5,999	1-Month USD-LIBOR minus 0.30%	04/14/11	418,770
UBS AG	MSCI Daily Total Return EAFE	Pay	3,999	1-Month USD-LIBOR minus 0.30%	04/14/11	208,041

	Total Total Return Swaps		$20,000			$355,437

EAFE	Europe and Australasia, Far East Equity Index

LIBOR	London Inter-Bank Offered Rate

MSCI	Morgan Stanley Capital International

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued
Zero Coupon Swap Contracts Open at April 30, 2010:

	NOTIONAL	FLOATING	PAY/RECEIVE	TERMINATION	UNREALIZED
SWAP COUNTERPARTY	AMOUNT (000)	RATE INDEX	FLOATING RATE	DATE	DEPRECIATION

Barclays Bank PLC^	$3,685	3 Month LIBOR	Receive	11/15/21	$(258,713)
Barclays Bank PLC^	4,320	3 Month LIBOR	Receive	11/15/19	(334,795)
Barclays Bank PLC^^	4,320	3 Month LIBOR	Pay	11/15/19	(119,228)
JPMorgan Chase Bank N.A. New York^	2,790	3 Month LIBOR	Receive	05/15/21	(213,966)

Total Zero Coupon Swaps	$15,115				$(926,702)

^	Fund will make payments of $1,650,364, $1,675,253 and $1,221,824, respectively, on termination date.

^^	Fund will receive payment of $1,186,272 on termination date

LIBOR	London Interbank Offered Rate

Morgan Stanley Global Strategist Fund*
Notes to the Portfolio of Investments ▪ April 30, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at fair value:

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited)

	FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Assets:
Common Stocks
Aerospace & Defense	$6,999,446	$6,106,584	$892,862	—
Air Freight & Logistics	1,816,823	1,194,405	622,418	—
Auto Components	1,482,660	434,258	1,048,402	—
Automobiles	4,332,445	1,125,038	3,207,407	—
Beverages	5,762,930	3,296,872	2,466,058	—
Biotechnology	2,134,820	1,845,719	289,101	—
Building Products	801,334	—	801,334	—
Capital Markets	7,307,971	3,822,088	3,485,883	—
Chemicals	8,794,689	4,374,785	4,419,904	—
Commercial Banks	23,499,627	7,492,448	16,007,179	—
Commercial Services & Supplies	2,352,770	1,693,663	659,107	—
Communications Equipment	4,849,605	3,822,704	1,026,901	—
Computers & Peripherals	9,860,230	9,338,198	522,032	—
Construction & Engineering	1,023,978	158,520	865,458	—
Construction Materials	1,029,177	—	1,029,177	—
Consumer Finance	1,089,359	919,999	169,360	—
Containers & Packaging	156,128	—	156,128	—
Distributors	1,420,960	1,420,960	—	—
Diversified Consumer Services	120,561	120,561	—	—
Diversified Financial Services	6,162,840	4,933,732	1,229,108	—
Diversified Telecommunication Services	7,528,499	3,323,428	4,205,071	—
Electric Utilities	5,645,224	1,714,225	3,930,999	—
Electrical Equipment	2,716,576	283,609	2,432,967	—
Electronic Equipment, Instruments & Components	2,973,200	1,042,211	1,930,989	—
Energy Equipment & Services	4,458,090	3,757,160	700,930	—
Food & Staples Retailing	7,199,754	4,120,348	3,079,406	—
Food Products	7,944,400	3,089,051	4,855,349	—
Gas Utilities	551,516	—	551,516	—
Health Care Equipment & Supplies	3,438,528	2,475,471	963,057	—
Health Care Providers & Services	1,914,452	1,644,266	270,186	—
Health Care Technology	7,218	—	7,218	—
Hotels, Restaurants & Leisure	6,178,532	5,352,129	826,403	—
Hotels/Resorts/Cruiselines	3,860,051	3,685,976	174,075	—
Household Durables	1,682,364	714,272	968,092	—
Household Products	2,372,910	1,535,829	837,081	—
Independent Power Producers & Energy Traders	296,256	213,051	83,205	—
Industrial Conglomerates	3,763,286	1,893,055	1,870,231	—
Information Technology Services	4,356,130	3,990,318	365,812	—
Insurance	10,503,282	5,305,846	5,197,436	—
Internet & Catalog Retail	840,396	732,882	107,514	—
Internet Software & Services	2,336,671	2,174,876	161,795	—
Leisure Equipment & Products	146,037	—	146,037	—
Life Sciences Tools & Services	605,010	495,086	109,924	—
Machinery	5,418,941	1,927,779	3,491,162	—
Marine	673,975	—	673,975	—
Media	4,802,684	3,312,423	1,490,261	—
Metals & Mining	12,561,610	5,101,343	7,460,267	—

1

Morgan Stanley Global Strategist Fund
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

	FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Multi-Utilities	5,648,139	3,610,040	2,038,099	—
Multiline Retail	1,324,533	876,341	448,192	—
Office Electronics	1,065,409	136,250	929,159	—
Oil, Gas & Consumable Fuels	25,676,641	16,881,618	8,795,023	—
Paper & Forest Products	418,583	118,848	299,735	—
Personal Products	1,136,172	498,228	637,944	—
Pharmaceuticals	18,769,286	9,469,863	9,299,423	—
Professional Services	637,322	—	637,322	—
Real Estate Investment Trusts (REITs)	5,212,954	3,489,141	1,723,813	—
Real Estate Management & Development	1,298,126	283,697	1,014,429	—
Road & Rail	2,809,225	1,146,893	1,662,332	—
Semiconductors & Semiconductor Equipment	5,349,817	4,557,121	792,696	—
Software	8,137,883	6,748,647	1,389,236	—
Specialty Retail	3,183,640	2,081,722	1,101,918	—
Textiles, Apparel & Luxury Goods	2,489,931	724,558	1,765,373	—
Tobacco	3,149,940	1,603,458	1,546,482	—
Trading Companies & Distributors	1,610,331	—	1,610,331	—
Transportation Infrastructure	380,379	139,845	240,534	—
Wireless Telecommunication Services	3,149,381	839,542	2,309,839	—

Total Common Stocks	287,221,637	163,190,980	124,030,657	—

Preferred Stocks	7,386,020	6,922,805	463,215	—
Corporate Bonds	43,263,839	—	43,263,839	—
Commodity-Linked Securities	27,012,801	—	27,012,801	—
Rights	0	0	—	—
Foreign Government Obligations	63,012,674	—	63,012,674	—
Tax-Exempt Municipal Bonds	773,892	—	773,892	—
U.S. Government Agencies — Mortgage-Backed Securities	18,567,511	—	18,567,511	—
Asset-Backed Securities	1,652,547	—	1,652,547	—
U.S. Government Agencies & Obligations	24,667,435	—	24,667,435	—
Investment Trusts/Mutual Funds	9,112,359	9,112,359	—	—
Short-Term Investments
U.S. Government Agencies & Obligations	9,382,847	—	9,382,847	—
Investment Company	132,036,450	132,036,450	—	—

Total Short-Term Investments	141,419,297	132,036,450	9,382,847	—

Forward Foreign Currency Contracts	955,273	—	955,273	—
Futures	1,544,516	1,544,516	—	—
Credit Default Swaps	3,167	—	3,167	—
Interest Rate Swaps	280,014	—	280,014	—
Total Return Swaps	9,730,916	—	9,730,916	—

Total	$636,603,898	$312,807,110	$323,796,788	—

Liabilities:
Forward Foreign Currency Contracts	$(728,895)	—	$(728,895)	—
Futures	(1,543,087)	$(1,543,087)	—	—
Credit Default Swaps	(60,080)	—	(60,080)	—
Interest Rate Swaps	(353,731)	—	(353,731)	—
Total Return Swaps	(9,371,018)	—	(9,371,018)	—
Zero Coupon Swaps	(926,702)	—	(926,702)	—

Total	$(12,983,513)	$(1,543,087)	$(11,440,426)	—

2

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley Global Strategist Fund, formerly Morgan Stanley Strategist Fund, changed its name effective March 31, 2010.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Strategist Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer June 22, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer June 22, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer June 22, 2010

Exhibit 3 A1
CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER
I, Randy Takian, certify that:
1.	I have reviewed this report on Form N-Q of Morgan Stanley Global Strategist Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 22, 2010

/s/ Randy Takian
Randy Takian
Principal Executive Officer